UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09135
                                                     ---------------------

                Nuveen New York Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30, 2003
                                           ------------------

                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                        Nuveen
                        Municipal Closed-End
                        Exchange-Traded
                        Funds

                                                ANNUAL REPORT September 30, 2003

NUVEEN NEW YORK
MUNICIPAL VALUE FUND
NNY

NUVEEN NEW YORK
PERFORMANCE PLUS
MUNICIPAL FUND
NNP

NUVEEN NEW YORK
DIVIDEND ADVANTAGE
MUNICIPAL FUND
NAN

NUVEEN NEW YORK
DIVIDEND ADVANTAGE
MUNICIPAL FUND 2
NXK

Photo of: Man holding up child.

Photo of: 2 women and 2 children looking at seashells.


                        DEPENDABLE,
                        TAX-FREE INCOME
                        BECAUSE
                        IT'S NOT WHAT YOU EARN,
                        IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
     RECEIVE YOUR
           NUVEEN FUND REPORT
               ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

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No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click Submit again.

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     back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel internet viewing.


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.

Dear
  SHAREHOLDER

I am very pleased to report that for the year ended September 30, 2003, your Nuveen New York Fund continued to provide you with attractive monthly income free from regular federal, New York State and New York City income taxes.

While a number of different New York Funds are covered in this report, each is managed with the same value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

We think this is true even with interest rates at the relatively low levels we've seen over much of the past year. In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen New York Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2003

Nuveen New York Municipal Closed-End Exchange-Traded Funds
(NNY, NNP, NAN, NXK)

Portfolio Manager's
               COMMENTS

Portfolio manager Paul Brennan discusses economic and market conditions, key investment strategies, and the annual performance of the Funds. With 12 years of investment experience, Paul has managed NNY, NNP, and NAN since 1999, adding NXK at its inception in 2001.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2003?

Over the 12-month period, the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the slow pace of economic improvement. In June 2003, the Federal Reserve cut the fed funds rate to 1%, the lowest level since 1958. Much of the recent concern about economic recovery centered on the weak labor market--as of September 2003, U.S. unemployment was 6.1%, up from 5.7% 12 months earlier. At the same time, inflation remained dormant, with the 12-month advance in the core rate dropping to 1.2% in September.

The slow rate of economic recovery, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well over the majority of this reporting period. During the summer of 2003, however, stronger-than-expected economic data temporarily precipitated a spike in bond yields and a corresponding drop in bond prices that impacted overall results across all fixed-income markets.

During January-September 2003, municipal supply nationally remained robust, with $287 billion in new bonds--up 13% over the same period in 2002.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN NEW YORK?

Over the 12-month period, both New York State and New York City continued to struggle with budget problems triggered by the national recession, weak financial markets, a drop in revenues from personal income and capital gains taxes, and a decline in tourism. The final state budget for fiscal 2004, which totaled $92.8 billion, was balanced through a combination of borrowing, spending cuts, and increased taxes and fees. New York City managed to keep its budget balanced through expenditure reductions, aid from the state and federal governments, borrowing through the Transitional Finance Authority (TFA), and increased property taxes.

New York's high level of debt leaves the state's financial status vulnerable to further economic stress. As of September 2003, New York State's credit rating was A2/AA, while New York City was rated A2 with a declining outlook by Moody's and A with a negative outlook by S&P. During the first nine months of 2003, municipal issuance in New York state totaled $30 billion, a 19% decrease from the same period in 2002.

HOW DID THE NUVEEN NEW YORK FUNDS PERFORM OVER THIS REPORTING PERIOD?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                                       LEHMAN        LIPPER
                                 TOTAL RETURN        NEW YORK      NEW YORK
           MARKET YIELD                ON NAV   TOTAL RETURN1      AVERAGE2
 --------------------------------------------------------------------------
                                       1 YEAR          1 YEAR        1 YEAR
                     TAXABLE-           ENDED           ENDED         ENDED
       9/30/03    EQUIVALENT3         9/30/03         9/30/03       9/30/03
---------------------------------------------------------------------------
NNY      4.94%          7.43%           2.59%           3.99%         3.39%
---------------------------------------------------------------------------
NNP      6.48%          9.74%           4.25%           3.99%         3.39%
---------------------------------------------------------------------------
NAN      6.56%          9.86%           5.04%           3.99%         3.39%
---------------------------------------------------------------------------
NXK      6.56%          9.86%           5.39%           3.99%         3.39%
---------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.



For the 12 months ended September 30, 2003, the three leveraged Funds--NNP, NAN, and NXK--outperformed both the unleveraged Lehman Brothers New York Tax-Exempt Bond Index and their Lipper peer group average, while the unleveraged NNY trailed these two benchmarks. The use of leverage was one of the factors that influenced the Funds' performances relative to the Lehman New York index over the past 12 months. Because it is unleveraged, NNY was unable to benefit from this strategy.

In addition to leverage, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' relative performances during this period. For example, because investors generally tended to be somewhat risk-averse over the past 12 months, insured and higher quality issues were in greater demand, and these bonds generally performed better than their BBB and non-rated counterparts in New York during this period. As of September 30, 2003, NNYheld 17% of its portfolio in BBB and lower-rated or non-rated bonds.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

As noted earlier, historically low short-term interest rates helped the dividend-payment capabilities of NNP, NAN, and NXK benefit from their use of leverage. During the 12 months ended September 30, 2003, we implemented four dividend increases in each of these leveraged Funds. As an unleveraged Fund, however, NNY did not experience an increase in income to its portfolio. This necessitated a dividend cut in this Fund in June 2003.

Increased volatility in the fixed-income markets during the summer of 2003 led to an overall weakening of bond prices. The Funds' share prices and NAVs finished this 12-month reporting period lower than they had been at the beginning. As of September 30, 2003, all four of these New York Funds continued to trade at discounts to their common share NAVs (see charts on individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003?

Over this reporting period, we continued to place strong emphasis on diversifying the portfolios, improving call protection, and enhancing dividend-paying capabilities. One of our primary strategies focused on managing the Funds' durations4 in order to enhance our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise. The longer the duration of a Fund's portfolio, the greater its interest rate risk.

In order to better manage the Fund's durations, the majority of our purchase activity focused on value opportunities in the intermediate part of the

1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers New York Tax-Exempt Bond Index, an unleveraged, unmanaged index comprising a broad range of investment-grade New York municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Nuveen New York Funds are compared with the average annualized return of the 21 funds in the Lipper New York Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. With the exception of NNY, which is unleveraged, references to duration in this commentary are intended to indicate fund duration unless otherwise noted.

yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but, in our opinion, had less interest rate risk.

Although issuance in the New York municipal market was down through the first nine months of 2003, we continued to find opportunities to make trades that we believe could benefit the Funds. We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. As of September 30, 2003, these Nuveen New York Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 76% to 83%.

We continued to hold and add to our tobacco investments while regularly evaluating the situation. One of the larger issues to come to market in New York this year was $2.3 billion in bonds issued by the New York State Tobacco Settlement Financing Corporation. In addition to tobacco company revenue, this latest tobacco issue was secured by appropriations from the state that would cover any potential shortfall in tobacco revenues. In addition, a portion of this issue was offered as insured bonds. We felt that, with these enhancements, the bonds offered good value at attractive prices.

WHAT IS YOUR OUTLOOK FOR BOND CALLS FOR THESE FUNDS?

Looking ahead at bond calls, the Funds offer good levels of call protection over the next two years, with potential call exposure ranging from 1% in NXK to 7% in NNY through 2005. The number of actual calls in these Funds will depend largely on market interest rates in coming months.

Nuveen New York Municipal Value Fund, Inc.

Performance
   OVERVIEW As of September 30, 2003


NNY



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      48%
AA                                       28%
A                                         7%
BBB                                      11%
NR                                        4%
BB or lower                               2%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                  $9.11
--------------------------------------------------
Common Share Net Asset Value                 $9.95
--------------------------------------------------
Market Yield                                 4.94%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   6.86%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.43%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $150,418
--------------------------------------------------
Average Effective Maturity (Years)           20.55
--------------------------------------------------
Average Duration                              5.53
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 10/07/87)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         1.65%         2.59%
--------------------------------------------------
5-Year                         3.53%         4.47%
--------------------------------------------------
10-Year                        3.89%         4.95%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         21%
--------------------------------------------------
Long-Term Care                                 15%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------
Education and Civic Organizations               8%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Oct                                      0.039
Nov                                      0.039
Dec                                      0.039
Jan                                      0.039
Feb                                      0.039
Mar                                      0.039
Apr                                      0.039
May                                      0.039
Jun                                      0.0375
Jul                                      0.0375
Aug                                      0.0375
Sep                                      0.0375


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/02                                  9.45
                                         9.21
                                         8.95
                                         9.07
                                         9.09
                                         9.17
                                         9.07
                                         8.93
                                         8.88
                                         9.09
                                         8.92
                                         8.84
                                         9.05
                                         9.05
                                         8.93
                                         8.96
                                         8.95
                                         8.92
                                         9.06
                                         9.11
                                         9.15
                                         9.23
                                         9.32
                                         9.2
                                         9.1
                                         9.36
                                         9.17
                                         9.16
                                         9.26
                                         9.35
                                         9.38
                                         9.41
                                         9.65
                                         9.72
                                         9.88
                                         9.45
                                         9.6
                                         9.8
                                         9.7
                                         9.31
                                         9.15
                                         9.17
                                         9
                                         8.99
                                         8.95
                                         9.09
                                         9.09
                                         9.13
9/30/03                                  9.14


1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

Nuveen New York Performance Plus Municipal Fund, Inc.

Performance
   OVERVIEW As of September 30, 2003


NNP



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      46%
AA                                       31%
A                                         8%
BBB                                      11%
NR                                        2%
BB or lower                               2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.66
--------------------------------------------------
Common Share Net Asset Value                $16.57
--------------------------------------------------
Market Yield                                 6.48%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.00%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.74%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $247,777
--------------------------------------------------
Average Effective Maturity (Years)           19.59
--------------------------------------------------
Leverage-Adjusted Duration                    8.96
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/15/89)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         1.88%         4.25%
--------------------------------------------------
5-Year                         4.18%         7.12%
--------------------------------------------------
10-Year                        5.38%         6.46%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         24%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
U.S. Guaranteed                                10%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                      0.08
Nov                                      0.08
Dec                                      0.081
Jan                                      0.081
Feb                                      0.081
Mar                                      0.0825
Apr                                      0.0825
May                                      0.0825
Jun                                      0.0835
Jul                                      0.0835
Aug                                      0.0835
Sep                                      0.0845

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/02                                  16.66
                                         16.15
                                         15.35
                                         15.31
                                         15.59
                                         15.6
                                         15.45
                                         15.35
                                         15.38
                                         15.46
                                         15.38
                                         15.28
                                         15.56
                                         15.78
                                         15.41
                                         15.38
                                         15.3
                                         15.21
                                         15.4
                                         15.18
                                         15.24
                                         15.39
                                         15.58
                                         15.34
                                         15.21
                                         15.54
                                         15.58
                                         15.61
                                         15.57
                                         15.74
                                         15.96
                                         16.3
                                         16.7
                                         16.61
                                         16.73
                                         16.62
                                         16.81
                                         16.84
                                         16.93
                                         16.54
                                         15.45
                                         15.69
                                         15.35
                                         15.36
                                         15.32
                                         15.37
                                         15.46
                                         15.64
9/30/03                                  15.58


1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.2332 per share.

Nuveen New York Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of September 30, 2003


NAN



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      53%
AA                                       30%
A                                         6%
BBB                                       7%
NR                                        3%
BB or lower                               1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.09
--------------------------------------------------
Common Share Net Asset Value                $15.66
--------------------------------------------------
Market Yield                                 6.56%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.11%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.86%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $143,886
--------------------------------------------------
Average Effective Maturity (Years)           19.68
--------------------------------------------------
Leverage-Adjusted Duration                    8.23
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/26/99)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         3.86%         5.04%
--------------------------------------------------
Since Inception                6.23%         8.18%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     24%
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Oct                                      0.075
Nov                                      0.075
Dec                                      0.077
Jan                                      0.077
Feb                                      0.077
Mar                                      0.08
Apr                                      0.08
May                                      0.08
Jun                                      0.081
Jul                                      0.081
Aug                                      0.081
Sep                                      0.0825


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/02                                  15.4
                                         15.01
                                         14.23
                                         14.47
                                         14.71
                                         14.78
                                         14.59
                                         14.25
                                         14.25
                                         14.7
                                         14.57
                                         14.63
                                         14.75
                                         14.78
                                         14.65
                                         14.71
                                         14.67
                                         14.63
                                         14.6
                                         14.54
                                         14.63
                                         14.89
                                         14.97
                                         14.95
                                         14.68
                                         14.84
                                         14.93
                                         14.82
                                         14.9
                                         14.89
                                         15.07
                                         15.45
                                         15.81
                                         15.9
                                         16.21
                                         16.3
                                         16.25
                                         16.29
                                         16.18
                                         15.66
                                         14.86
                                         14.8
                                         14.86
                                         14.75
                                         14.76
                                         15
                                         14.79
                                         14.97
9/30/03                                  15.09


1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

Nuveen New York Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of September 30, 2003


NXK


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      53%
AA                                       24%
A                                         7%
BBB                                      12%
NR                                        3%
BB or lower                               1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.55
--------------------------------------------------
Common Share Net Asset Value                $15.44
--------------------------------------------------
Market Yield                                 6.56%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.11%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.86%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $99,701
--------------------------------------------------
Average Effective Maturity (Years)           20.30
--------------------------------------------------
Leverage-Adjusted Duration                    9.28
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         5.35%         5.39%
--------------------------------------------------
Since Inception                4.92%         9.19%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
U.S. Guaranteed                                15%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------
Transportation                                 10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                      0.072
Nov                                      0.072
Dec                                      0.074
Jan                                      0.074
Feb                                      0.074
Mar                                      0.077
Apr                                      0.077
May                                      0.077
Jun                                      0.078
Jul                                      0.078
Aug                                      0.078
Sep                                      0.0795


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/02                                  14.66
                                         14.42
                                         13.85
                                         13.65
                                         13.84
                                         13.93
                                         13.63
                                         13.46
                                         13.61
                                         13.84
                                         13.78
                                         13.66
                                         13.8
                                         14.22
                                         13.95
                                         13.98
                                         14.06
                                         14.08
                                         14.06
                                         13.85
                                         13.8
                                         13.97
                                         14.37
                                         14.34
                                         14
                                         14.06
                                         14.16
                                         14.06
                                         14.24
                                         14.34
                                         14.6
                                         14.95
                                         14.97
                                         15.28
                                         15.57
                                         15.35
                                         15.5
                                         15.45
                                         15.46
                                         14.78
                                         14.3
                                         14.3
                                         14.08
                                         14.16
                                         14.36
                                         14.5
                                         14.44
                                         14.59
9/30/03                                  14.52

1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0647 per share.

Report of
   INDEPENDENT AUDITORS




THE BOARD OF DIRECTORS, TRUSTEES AND SHAREHOLDERS
NUVEEN NEW YORK MUNICIPAL VALUE FUND, INC.
NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.
NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND 2

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen New York Municipal Value Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen New York Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund 2, as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen New York Municipal Value Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen New York Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund 2 at September 30, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                            /s/Ernst & Young LLP

Chicago, Illinois
November 12, 2003

                            Nuveen New York Municipal Value Fund, Inc. (NNY)
                            Portfolio of
                                    INVESTMENTS September 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.5%

$         485   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            5/12 at 100.00         BBB        $   430,699
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          375   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB            367,009
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          150    6.000%, 6/01/15                                                      6/10 at 101.00         BBB            147,287
          750    6.150%, 6/01/25                                                      6/10 at 101.00         BBB            729,383

          995   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            996,552
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          420   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            370,243
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00        Baa2          1,003,410
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27

          325   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            291,681
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        1,250   TSASC, Inc., New York, Tobacco Flexible Amortization                  7/09 at 101.00          A2          1,214,475
                 Bonds, Series 1999-1, 6.250%, 7/15/27

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB          1,258,475
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.2%

                Albany Industrial Development Agency, New York, Revenue Bonds,
                Albany Law School Project, Series 2000A:
          600    5.700%, 10/01/20 - RAAI Insured                                     10/10 at 100.00          AA            652,332
          750    5.750%, 10/01/30 - RAAI Insured                                     10/10 at 100.00          AA            796,763

        2,000   The Trust for Cultural Resources of the City of New York,             4/07 at 101.00         AAA          2,176,060
                 New York, Revenue Bonds, American Museum of Natural
                 History, Series 1997A, 5.650%, 4/01/27 - MBIA Insured

          575   The Trust for Cultural Resources of the City of New York,             7/10 at 101.00           A            633,018
                 New York, Revenue Bonds, Museum of American Folk Art,
                 Series 2000, 6.000%, 7/01/22 - ACA Insured

        1,100   New York City Industrial Development Agency, New York,                1/12 at 100.00          A-          1,125,795
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

                New York State Dormitory Authority, City University System
                Consolidated Second General Resolution Revenue Bonds, Series
                1993A:
        1,000    5.750%, 7/01/18                                                        No Opt. Call         AA-          1,166,560
        1,400    6.000%, 7/01/20                                                        No Opt. Call         AA-          1,664,348

        1,000   New York State Dormitory Authority, Insured Revenue Bonds,            9/06 at 102.00          AA          1,047,830
                 Long Island University, Series 1996, 5.500%, 9/01/20 -
                 RAAI Insured

          750   New York State Dormitory Authority, Revenue Bonds, Pratt              7/09 at 102.00          AA            819,015
                 Institute, Series 1999, 6.000%, 7/01/24 - RAAI Insured

        1,250   New York State Dormitory Authority, Insured Revenue Bonds,            7/09 at 101.00          AA          1,370,363
                 Marymount Manhattan College, Series 1999,
                 6.250%, 7/01/29 - RAAI Insured

          800   New York State Dormitory Authority, Insured Revenue                   7/11 at 102.00          AA            855,032
                 Bonds, D'Youville College, Series 2001, 5.250%, 7/01/20 -
                 RAAI Insured


                                       10

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.7%

$         490   Cattaraugus County Industrial Development Agency,                     8/08 at 102.00          A+        $   497,125
                 New York, Revenue Bonds, Olean General Hospital Project,
                 Series 1998A, 5.250%, 8/01/23

          925   Nassau County Industrial Development Agency, New York,                  No Opt. Call         N/R          1,012,209
                 Civic Facility Revenue Refunding Bonds, North Shore
                 Health System Obligated Group Projects, Series 2001B,
                 5.875%, 11/01/11

          500   New York City Health and Hospitals Corporation,                       2/09 at 101.00         AAA            536,125
                 New York, Health System Revenue Bonds, Series 1999A,
                 5.125%, 2/15/14 - AMBAC Insured

        1,000   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          1,057,190
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/22 - AMBAC Insured

          500   New York City Industrial Development Agency, New York,                7/12 at 100.00        Baa3            527,355
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2001B, 6.375%, 7/01/31

        2,250   New York State Dormitory Authority, FHA-Insured                       2/07 at 102.00         AAA          2,475,540
                 Mortgage Nursing Home Revenue Bonds, The Rosalind and
                 Joseph Gurwin Jewish Geriatric Center of Long Island, Inc.,
                 Series 1997, 5.700%, 2/01/37 - AMBAC Insured

          500   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            511,125
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          500   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            515,755
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         Ba1          1,015,050
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        1,250   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00        BBB+          1,379,150
                 Catholic Health Services of Long Island, St. Catherine of
                 Sienna Medical Center, Series 2000A, 6.500%, 7/01/20

        3,000   New York State Medical Care Facilities Finance Agency,                2/04 at 102.00         AAA          3,102,030
                 Hospital Insured Mortgage Revenue Bonds, 1994 Series A
                 Refunding, 5.500%, 8/15/24 - MBIA Insured

        2,185   New York State Medical Care Facilities Financing Agency,              8/05 at 102.00         AAA          2,394,738
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1995 Series B, 6.250%, 2/15/15

        1,000   New York State Dormitory Authority, Revenue Bonds,                    2/05 at 100.00        BBB-          1,011,660
                 Mount Sinai NYU Health Obligated Group, Series 2002C,
                 6.000%, 7/01/26

        1,095   Newark-Wayne Community Hospital, Inc., New York,                      3/04 at 102.00         N/R          1,063,760
                 Hospital Revenue Improvement and Refunding Bonds,
                 Series 1993A, 7.600%, 9/01/15

          500   Yonkers Industrial Development Agency, New York,                      7/11 at 101.00          BB            503,735
                 Civic Facility Revenue Bonds, St. John's Riverside Hospital
                 Project, Series 2001A, 7.125%, 7/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.6%

          400   East Syracuse Housing Authority, New York, FHA-Insured                4/10 at 102.00         AAA            428,272
                 Section 8 Revenue Refunding Bonds, Bennet Project,
                 Series 2001A, 6.700%, 4/01/21

        1,500   New York City Housing Development Corporation, New York,             10/03 at 102.00         AAA          1,545,750
                 Multifamily Mortgage Revenue Bonds, FHA-Insured Mortgage
                 Loan, Series 1993A, 6.550%, 10/01/15

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,000    5.400%, 11/01/21                                                     5/11 at 101.00          AA          1,041,990
        1,000    5.500%, 11/01/31                                                     5/11 at 101.00          AA          1,029,940
        1,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          1,030,090

          440   New York State Housing Finance Agency, Multifamily                    8/11 at 100.00         Aa1            463,659
                 Housing Revenue Bonds, Secured Mortgage Program,
                 2001 Series E, 5.600%, 8/15/20 (Alternative Minimum Tax)

        1,275   Westchester County Industrial Development Agency,                     8/11 at 102.00         Aaa          1,340,828
                 New York, Civic Facility Revenue Bonds, GNMA-Collateralized
                 Mortgage Loan, Living Independently for the Elderly Inc.
                 Project, Series 2001A, 5.375%, 8/20/21


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.1%

        3,750   State of New York Mortgage Agency, Homeowner Mortgage                 9/08 at 101.00         Aa1          3,901,163
                 Revenue Bonds, Series 73-A, 5.250%, 10/01/17
                 (Alternative Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue                      4/13 at 101.00         Aaa            826,358
                 Bonds, 33-Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)


                                       11


                            Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 14.6%

$       1,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA        $ 1,123,720
                 Bonds, WSNCHS East, Inc. Project, Series 2000B,
                 6.000%, 8/01/24 - MBIA Insured

        2,015   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          2,233,769
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured

        3,125   East Rochester Housing Authority, New York, FHA-Insured               8/08 at 101.00         AAA          3,180,219
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1998A, 5.250%, 8/01/38

          650   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R            681,551
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

          530   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            527,043
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001-A1, 7.250%, 7/01/16

        3,000   New York State Dormitory Authority, Hebrew Home for the               2/07 at 102.00          AA          3,340,320
                 Aged at Riverdale, FHA-Insured Mortgage Nursing
                 Home Revenue Bonds, 6.125%, 2/01/37

        2,000   New York State Dormitory Authority, FHA-Insured                       8/06 at 102.00         AA-          2,112,560
                 Mortgage Revenue Bonds, German Masonic Home
                 Corporation, Series 1996, 5.950%, 8/01/26

        3,000   New York State Dormitory Authority, FHA-Insured Mortgage              8/06 at 102.00         AAA          3,359,610
                 Revenue Bonds, W.K. Nursing Home Corporation,
                 Series 1996, 6.125%, 2/01/36

        1,000   New York State Dormitory Authority, FHA-Insured                       2/08 at 102.00         AAA          1,015,670
                 Mortgage Nursing Home Revenue Bonds, Eger Health
                 Care Center of Staten Island, Series 1998, 5.100%, 2/01/28

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         Aa3          1,080,500
                 Concord Nursing Home, Inc., Series 2000, 6.500%, 7/01/29

          125   New York State Medical Care Facilities Finance Agency,               10/03 at 101.00         AAA            126,830
                 Hospital and Nursing Home Insured Mortgage Revenue
                 Bonds, 1992 Series C, 6.550%, 8/15/12 (Pre-refunded
                 to 10/30/03)

        3,000   Syracuse Housing Authority, New York, FHA-Insured Mortgage            2/08 at 102.00         AAA          3,250,080
                 Revenue Bonds, Loretto Rest  Residential Health Care Facility
                 Project, Series 1997A, 5.600%, 8/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 2.6%

        1,000   Nassau County, New York, General Obligation Improvement               3/10 at 100.00         AAA          1,154,390
                  Bonds, Series 2000E, 6.000%, 3/01/19 - FSA Insured

          805   New York, New York, General Obligation Bonds,                           No Opt. Call           A            819,224
                 Fiscal 1995 Series D, 6.600%, 2/01/04

        1,000   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          1,283,870
                 Water Treatment Plant Bonds, Series 1994, 7.250%, 11/01/11
                 (Alternative Minimum Tax) - MBIA Insured

          550   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            586,438
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 20.4%

        1,000   New York Metropolitan Transportation Authority, State                 7/12 at 100.00         AA-          1,016,140
                 Service Contract Refunding Bonds, Series 2002A,
                 5.125%, 1/01/29

                New York Metropolitan Transportation Authority, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,092,080
        1,000    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          1,006,130

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00        BBB+            568,165
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        1,000   Nassau County Interim Finance Authority, New York, Sales             11/10 at 100.00         AAA          1,145,510
                 Tax Secured Revenue Bonds, Series 2000A, 5.750%, 11/15/16 -
                 MBIA Insured

        1,330   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AA+          1,365,351
                 Future Tax Secured Bonds, Fiscal 2003 Series E,
                 5.000%, 2/01/23

        2,000   New York State Dormitory Authority, Court Facilities                  5/10 at 101.00         AAA          2,202,980
                 Lease Revenue Bonds, City of New York Issue, Series 1999,
                 5.750%, 5/15/30 - AMBAC Insured

           25   New York State Dormitory Authority, Judicial Facilities              10/03 at 114.14        Baa1             31,215
                 Lease Revenue Bonds, Suffolk County Issue, Series 1991A,
                 9.500%, 4/15/14


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,125   New York State Dormitory Authority, Mental Health Services            2/06 at 102.00         AAA        $ 3,269,750
                 Facilities Improvement Revenue Bonds, Series 1996B,
                 5.375%, 2/15/26 - FSA Insured

          660   New York State Housing Finance Agency, H.E.L.P.-Suffolk              11/03 at 100.00        Baa1            672,210
                 Housing Revenue Bonds, 1989 Series A, 8.100%, 11/01/05

        1,810   New York State Dormitory Authority, Service Contract                  4/12 at 100.00         AA-          1,979,018
                 Bonds, Child Care Facilities Development Program Issue,
                 Series 2002, 5.375%, 4/01/16

          600   New York State Dormitory Authority, State Personal                    3/13 at 100.00          AA            641,736
                 Income Tax Revenue Bonds, Series 2003A, 5.375%, 3/15/22

        1,620   New York State Thruway Authority, State Personal Income               3/12 at 100.00          AA          1,696,934
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

          600   New York State Urban Development Corporation, Project                   No Opt. Call         AA-            695,058
                 Revenue Bonds, University Facilities Grants, Series 1995,
                 5.875%, 1/01/21

        1,750   New York State Urban Development Corporation, Correctional              No Opt. Call         AA-          1,968,207
                 and Youth Facilities Service Contract Revenue Bonds,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        3,000   Niagara Falls City School District, Niagara County,                   6/08 at 101.00         AAA          3,132,420
                 New York, Certificates of Participation, High School Facility,
                 Series 1998, 5.375%, 6/15/28 - MBIA Insured

          750   Niagara Falls City School District, Niagara County, New York,         6/09 at 101.00        BBB-            804,960
                 Certificates of Participation, High School Facility, Series 2000,
                 6.625%, 6/15/28

        1,230   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          1,332,434
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

        2,100   Tobacco Settlement Financing Corporation of New York State,           6/13 at 100.00         AAA          2,228,184
                 Asset-Backed Bonds, Series 2003-A1, 5.250%, 6/01/21 -
                 AMBAC Insured

        1,500   Virgin Islands Public Finance Authority, Gross Receipts Tax          10/10 at 101.00        BBB-          1,659,495
                 Loan Bonds, Series 1999A, 6.500%, 10/01/24

        1,120   Yonkers Industrial Development Agency, New York, Civic                2/11 at 100.00        BBB-          1,184,389
                 Facility Revenue Bonds, Community Development Properties,
                 Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.3%

        1,000   Buffalo and Fort Erie Public Bridge Authority, New York,              1/05 at 101.00         AAA          1,056,210
                 Revenue Bonds, Series 1995, 5.750%, 1/01/25 - MBIA Insured

          500   New York Metropolitan Transportation Authority, Transportation       11/12 at 100.00         AAA            556,235
                 Revenue Bonds, Series 2002A Refunding, 5.500%, 11/15/19 -
                 AMBAC Insured

        1,100   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2            742,104
                 Special Facilities Revenue Bonds, British Airways PLC
                 Project, Series 1998, 5.250%, 12/01/32 (Alternative
                 Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC            690,020
                 Special Facilities Revenue Bonds, American Airlines, Inc.
                 JFK Airport Project, Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

          500   Niagara Frontier Transportation Authority, New York, Revenue          4/09 at 101.00         AAA            534,620
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AA-          2,593,525
                 Purpose Revenue Bonds, Series 2002B Refunding,
                 5.000%, 11/15/21

                Triborough Bridge and Tunnel Authority, New York, General
                Revenue Subordinate Lien Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            900,307
          800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA            849,688


                                       13


                            Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.8%

$       2,250   New York Metropolitan Transportation Authority, Commuter              7/07 at 102.00         AAA        $ 2,400,750
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured

           20   New York City, New York, General Obligation Bonds,                   10/07 at 101.00         Aaa             23,467
                 Fiscal 1997 Series G, 6.000%, 10/15/26 (Pre-refunded to
                 10/15/07)

          330   New York City, New York, General Obligation Bonds,                      No Opt. Call        A***            336,263
                 Fiscal 1995 Series D, 6.600%, 2/01/04

           85   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            102,870
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) -
                 MBIA Insured

        3,635   New York State Dormitory Authority, Judicial Facilities                 No Opt. Call         AAA          4,633,825
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16

           10   New York State Housing Finance Agency, Service Contract               9/04 at 102.00         AAA             10,708
                 Obligation Revenue Bonds, 1994 Series A, 6.375%, 9/15/14
                 (Pre-refunded to 9/15/04)

        1,000   New York State Urban Development Corporation, Correctional            1/09 at 101.00         AAA          1,183,550
                 Facilities Service Contract Revenue Bonds, Series C,
                 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured

        2,600   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          2,972,736
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded to 1/01/22)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.3%

        1,945   Cattaraugus County Industrial Development Agency, New York,             No Opt. Call         N/R          1,358,699
                 Revenue Bonds, Laidlaw Energy and Environmental Inc.
                 Project, Series 1999A, 8.500%, 7/01/21 (Alternative
                 Minimum Tax) #

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        1,500    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          1,563,405
        2,500    5.250%, 12/01/26                                                     6/08 at 101.00          A-          2,559,375

        2,330   Long Island Power Authority, New York, Electric System                9/11 at 100.00          A-          2,402,603
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/21

          750   Long Island Power Authority, New York, Electric System                5/11 at 100.00          A-            764,460
                 General Revenue Bonds, Series 2000L, 5.375%, 5/01/33

                New York City Industrial Development Agency, New York,
                Industrial Revenue Bonds, Brooklyn Navy Yard Cogeneration
                Partners, L.P. Project, Series 1997:
        1,000    6.200%, 10/01/22 (Alternative Minimum Tax)                             No Opt. Call        BBB-            962,260
        1,000    5.750%, 10/01/36 (Alternative Minimum Tax)                          10/08 at 102.00        BBB-            888,750

        1,500   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          1,540,875
                 Series 2000A, 5.250%, 11/15/40

          500   Niagara County, New York, Industrial Development Agency              11/11 at 101.00        Baa1            524,510
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara, Series 2001A,
                 5.450%, 11/15/26 (Alternative Minimum Tax)
                 (Mandatory put 11/15/12)

                Suffolk County Industrial Development Agency, New York,
                Industrial Development Revenue Bonds, Nissequogue Cogeneration
                Partners Facility, Series 1998:
        1,000    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            954,160
          575    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            531,881


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.4%

          300   Monroe County Water Authority, New York, Water Revenue                8/11 at 101.00          AA            313,643
                 Bonds, Series 2001, 5.150%, 8/01/22

          500   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA            555,020
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 1996B, 5.750%, 6/15/26 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          1,068,520
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

          415   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            490,389
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,250   New York City Municipal Water Finance Authority,                      6/10 at 101.00          AA          1,333,638
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001A, 5.500%, 6/15/33


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,500   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00          AA        $ 1,672,155
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

          740   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00          AA            808,184
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

        3,065   Western Nassau County Water Authority, New York, System               5/06 at 102.00         AAA          3,319,916
                 Revenue Bonds, Series 1995, 5.650%, 5/01/26 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     140,185   Total Long-Term Investments (cost $139,504,644) - 98.5%                                                 148,094,408
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      2,323,269
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $150,417,677
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                      #  Non-income producing security. In August 2002,
                         Cattaraugus Acquisition Corp. (an entity formed by several Nuveen Funds owning various interests in the Laidlaw Energy and Environmental Inc. project) took possession of 80% of the Laidlaw Energy assets on behalf of the various Nuveen Funds. Cattaraugus
                         Acquisition Corp. has determined that a sale of the facility is in the best interests of shareholders and is proceeding accordingly.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                                       15


                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
                            Portfolio of
                                    INVESTMENTS September 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.2%

$         970   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            5/12 at 100.00         BBB        $   861,399
                  Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          935   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB            915,075
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          400    6.000%, 6/01/15                                                      6/10 at 101.00         BBB            392,764
          835    6.150%, 6/01/25                                                      6/10 at 101.00         BBB            812,046

        1,770   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB          1,772,761
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          875   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            771,339
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        2,500   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00        Baa2          2,508,525
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27

          825   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            740,421
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        3,750   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,           7/09 at 101.00          A2          3,643,425
                 Series 1999-1, 6.250%, 7/15/27

        3,000   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB          3,020,340
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.9%

        1,500   Albany Industrial Development Agency, New York, Revenue              12/09 at 101.00          AA          1,799,370
                 Bonds, Albany Law School Project, Series 1999A,
                 6.750%, 12/01/29 - RAAI Insured

        2,700   Brookhaven Industrial Development Agency, New York,                  12/07 at 101.00          A3          2,837,322
                 Revenue Bonds, St. Joseph's College, Series 2000,
                 6.000%, 12/01/20

        1,285   Cattaraugus County Industrial Development Agency, New York,           9/08 at 101.00         BBB          1,298,133
                 Revenue Bonds, St. Bonaventure University Construction
                 Project, Series 1998B, 5.000%, 9/15/13

                Monroe County Industrial Development Agency, New York,
                Civic Facility Revenue Bonds, St. John Fisher College
                Project, Series 1999:
        1,000    5.375%, 6/01/17 - RAAI Insured                                       6/09 at 102.00          AA          1,077,900
        2,365    5.375%, 6/01/24 - RAAI Insured                                       6/09 at 102.00          AA          2,450,471

        3,000   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA          3,264,090
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/27 - MBIA Insured

        1,000   New York City Trust for Cultural Resources, New York,                 7/09 at 101.00         AAA          1,101,740
                 Revenue Bonds, American Museum of Natural History,
                 Series 1999A, 5.750%, 7/01/29 - AMBAC Insured

          750   New York City Trust for Cultural Resources, New York,                 7/10 at 101.00           A            825,675
                 Revenue Bonds, The Museum of American Folk Art,
                 Series 2000, 6.000%, 7/01/22 - ACA Insured

        1,250   New York State Dormitory Authority, Lease Revenue                     7/09 at 101.00         AAA          1,333,325
                 Bonds, State University Dormitory Facilities Issue,
                 Series 1999C, 5.500%, 7/01/29 - MBIA Insured

        2,000   New York State Dormitory Authority, Lease Revenue Bonds,              7/10 at 101.00         AA-          2,198,220
                 State University Dormitory Facilities, Series 2001A,
                 6.000%, 7/01/30

        2,500   New York State Dormitory Authority, State University                    No Opt. Call         AA-          2,950,975
                 Educational Facilities Revenue Bonds, Series 1993A,
                 5.875%, 5/15/17

        3,000   New York State Dormitory Authority, City University System              No Opt. Call         AAA          3,605,880
                 Consolidated Revenue Bonds, Series 1993B,
                 6.000%, 7/01/14 - FSA Insured

        2,850   New York State Dormitory Authority, Upstate Community                 7/10 at 101.00         AAA          3,138,962
                 Colleges, Revenue Bonds, Series 2000A,
                 5.750%, 7/01/29 - FSA Insured

          580   New York State Dormitory Authority, Fashion Institute                 7/10 at 101.00         AAA            632,768
                 of Technology, Revenue Bonds, Series 2000,
                 5.375%, 7/01/20 - FSA Insured


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       5,590   New York State Dormitory Authority, Revenue Bonds, University         7/09 at 101.00          A+        $ 6,074,765
                 of Rochester, Series 1999A, 5.500%, 7/01/16

                New York State Dormitory Authority, Pratt Institute,
                Revenue Bonds, Series 1999:
        1,250    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA          1,452,388
        1,000    6.000%, 7/01/24 - RAAI Insured                                       7/09 at 102.00          AA          1,092,020
        3,810    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA          4,145,394

        8,345   New York State Dormitory Authority, Insured Revenue Bonds,            7/09 at 101.00          AA          9,148,540
                 Marymount Manhattan College, Series 1999,
                 6.250%, 7/01/29 - RAAI Insured

                New York State Dormitory Authority, Consolidated Third General
                Resolution Revenue Bonds, City University System, Series 1998-2:
        1,490    5.000%, 7/01/17 - FSA Insured                                        7/08 at 101.00         AAA          1,604,790
        1,055    5.000%, 7/01/18 - FSA Insured                                        7/08 at 101.00         AAA          1,128,555

        2,120   New York State Dormitory Authority, Revenue Bonds,                      No Opt. Call         AAA          2,442,049
                 New York University, Series 2001-1, 5.500%, 7/01/20 -
                 AMBAC Insured

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/12 at 100.00         AAA          1,102,580
                 Columbia University, Series 2002B, 5.375%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.4%

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,000    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,063,480
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,057,190

          750   New York City Industrial Development Agency, New York,                7/12 at 100.00        Baa3            791,033
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2001B, 6.375%, 7/01/31

        2,000   New York State Dormitory Authority, FHA-Insured Mortgage              2/04 at 100.00         AAA          2,070,200
                 Revenue Bonds, St. Vincent's Hospital and Medical Center
                 of New York, Series 1991, 7.400%, 8/01/30

        1,000   New York State Dormitory Authority, FHA-Insured Mortgage              2/08 at 102.00          AA          1,061,360
                 Hospital Revenue Bonds, St. James Mercy Hospital,
                 Series 1998, 5.250%, 2/01/18

          900   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            920,025
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

        1,250   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1          1,289,388
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

        8,000   New York State Dormitory Authority, Revenue Bonds,                    7/09 at 101.00         AAA          8,766,000
                 Catholic Health Services of Long Island Obligated Group,
                 St. Charles Hospital and Rehabilitation Center,
                 Series 1999A, 5.500%, 7/01/22 - MBIA Insured

        3,400   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         Ba1          3,451,170
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        3,750   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00        BBB+          4,137,450
                 Catholic Health Services of Long Island, St. Catherine of
                 Sienna Medical Center, Series 2000A, 6.500%, 7/01/20

        1,700   New York State Dormitory Authority, Revenue Bonds,                    7/11 at 101.00          A3          1,735,955
                 Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        2,205   New York State Medical Care Facilities Finance Agency,                2/04 at 101.00         AAA          2,297,500
                 FHA-Insured Mortgage Revenue Bonds, Hospital and
                 Nursing Home Projects, Series 1992B, 6.200%, 8/15/22

        5,500   New York State Medical Care Facilities Finance Agency,                2/04 at 102.00         AAA          5,687,055
                 Hospital Insured Mortgage Revenue Refunding Bonds,
                 Series 1994A, 5.500%, 8/15/24 - MBIA Insured

        1,880   New York State Medical Care Facilities Financing Agency,              8/05 at 102.00         AAA          2,060,461
                 FHA-Insured Mortgage Revenue Bonds, Hospital and
                 Nursing Home Projects, Series 1995B, 6.250%, 2/15/15

        1,025   New York State Medical Care Facilities Financing Agency,              2/05 at 102.00         Aa2          1,067,948
                 FHA-Insured Mortgage Project Revenue Bonds,
                 Series 1995C, 6.250%, 8/15/15

        2,000   New York State Dormitory Authority, Revenue Bonds,                    2/05 at 100.00        BBB-          2,023,320
                 Mount Sinai NYU Health Obligated Group, Series 2002C,
                 6.000%, 7/01/26

        1,100   Yonkers Industrial Development Agency, New York,                      7/11 at 101.00          BB          1,108,217
                 Civic Facility Revenue Bonds, St. John's Riverside Hospital
                 Project, Series 2001A, 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.0%

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,610    5.500%, 11/01/31                                                     5/11 at 101.00          AA          1,658,203
        2,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          2,060,180


                                       17


                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
$         910    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA        $   943,834
          450    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            465,215

        1,140   New York State Housing Finance Agency, Multifamily                   11/03 at 100.00         AAA          1,142,896
                 Housing Revenue Bonds, Series 1989B, 7.550%, 11/01/29
                 (Alternative Minimum Tax) - AMBAC Insured

        1,585   New York State Housing Finance Agency, Multifamily Housing            2/04 at 101.00         Aa1          1,622,247
                 Revenue Bonds, Secured Mortgage Program, Series 1992A,
                 7.000%, 8/15/12 (Alternative Minimum Tax)

        1,100   New York State Housing Finance Agency, Multifamily                    8/09 at 101.00         Aa1          1,136,531
                 Housing Revenue Bonds, Secured Mortgage Program,
                 Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)

        3,255   Puerto Rico Housing Finance Corporation, Multifamily                 10/03 at 100.00           A          3,368,111
                 Mortgage Revenue Bonds, Portfolio A, Series I,
                 7.500%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.8%

        2,590   State of New York Mortgage Agency, Homeowner Mortgage                11/09 at 100.00         Aa1          2,777,127
                 Revenue Bonds, Series 88, 6.250%, 4/01/30 (Alternative
                 Minimum Tax)

          485   State of New York Mortgage Agency, Homeowner Mortgage                 1/06 at 102.00         AAA            505,157
                 Revenue Bonds, Series 52, 6.100%,  4/01/26 (Alternative
                 Minimum Tax) - MBIA Insured

          825   State of New York Mortgage Agency, Homeowner Mortgage                10/09 at 100.00         Aa1            887,279
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)

        1,250   State of New York Mortgage Agency, Homeowner Mortgage                 9/08 at 101.00         Aa1          1,300,388
                 Revenue Bonds, Series 73-A, 5.250%, 10/01/17 (Alternative
                 Minimum Tax)

        7,095   State of New York Mortgage Agency, Homeowner Mortgage                 4/11 at 100.00         Aa1          7,292,312
                 Revenue Bonds, Series 97, 5.500%, 4/01/31 (Alternative
                 Minimum Tax)

        1,660   State of New York Mortgage Agency, Mortgage Revenue                   4/13 at 101.00         Aaa          1,633,042
                 Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.8%

        1,650   New York City Industrial Development Agency, New York, Civic          7/10 at 102.00         N/R          1,730,091
                 Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2000, 8.125%, 7/01/19

        1,350   New York City Industrial Development Agency, New York, Civic          7/11 at 101.00         N/R          1,342,467
                 Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2001-A1, 7.250%, 7/01/16

        3,000   New York State Dormitory Authority, FHA-Insured Mortgage              2/07 at 102.00          AA          3,340,320
                 Nursing Home Revenue Bonds, Hebrew Home for the Aged
                 at Riverdale, 6.125%, 2/01/37

        1,375   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 102.00           A          1,492,301
                 Miriam Osborn Memorial Home Association, Series 2000B,
                 6.375%, 7/01/29 - ACA Insured

        2,365   New York State Medical Care Facilities Finance Agency,                2/06 at 102.00         AA+          2,611,906
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, Series 1995C, 6.100%, 8/15/15

        1,520   New York State Dormitory Authority, FHA-Insured Mortgage              2/13 at 102.00         AAA          1,540,049
                 Nursing Home Revenue Bonds, Shorefront Jewish Geriatric
                 Center Inc., Series 2002, 5.200%, 2/01/32

        2,755   Oswego County Industrial Development Agency, New York,                2/09 at 101.00         AAA          2,886,717
                 FHA-Insured Civic Facility Mortgage Revenue Bonds, Bishop
                 Commons Inc. Project, Series 1999A, 5.375%, 2/01/49

        4,000   Syracuse Housing Authority, New York, FHA-Insured                     2/08 at 102.00         AAA          4,333,440
                 Mortgage Revenue Bonds, Loretto Rest Residential Health
                 Care Facility Project, Series 1997A, 5.600%, 8/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 2.8%

          745   Freeport, New York, General Obligation Bonds, Series 2000A,           4/10 at 101.00         Aaa            866,308
                 6.000%, 4/01/18 - FGIC Insured

        1,275   Nassau County, New York, General Obligations, Serial                  3/10 at 100.00         AAA          1,508,440
                 General Improvement Bonds, Series F, 6.500%, 3/01/18 -
                 FSA Insured

        2,095   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,725,616
                 Water Treatment Plant Bonds, Series 1994, 8.000%, 11/01/09
                 (Alternative Minimum Tax) - MBIA Insured

        1,350   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A          1,439,438
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Oneida County, New York, General Obligation Public
                Improvement Bonds, Series 2000:
          200    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            223,458
          200    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            221,942


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 35.3%

$       2,000   Battery Park City Authority, New York, Junior Revenue Bonds,         11/06 at 102.00         AAA        $ 2,121,480
                 Series 1996A, 5.500%, 11/01/29 - AMBAC Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,175    5.750%, 7/01/18                                                        No Opt. Call         AA-          2,518,019
        2,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          2,032,280
        1,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          1,013,730

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        5,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          5,230,200
        2,500    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          2,515,325

        1,680   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00        BBB+          1,704,494
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        2,000   Nassau Health Care Corporation, New York, County Guaranteed           8/09 at 102.00         AAA          2,202,840
                 Health System Revenue Bonds, Series 1999,
                 5.750%, 8/01/29 - FSA Insured

        4,575   New York City Metropolitan Transportation Authority, New York,        1/10 at 101.00         AAA          5,104,190
                 Certificates of Participation, Triborough Bridge and Tunnel
                 Authority, Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

        2,665   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AA+          2,735,836
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        3,000   New York State Dormitory Authority, Court Facilities Lease            5/10 at 101.00         AAA          3,304,470
                 Revenue Bonds, City of New York Issue, Series 1999,
                 5.750%, 5/15/30 - AMBAC Insured

                New York State Dormitory Authority, Nassau County BOCES Program,
                Revenue Bonds, Series 2001A:
        1,265    5.250%, 8/15/17 - FSA Insured                                        8/11 at 100.00         AAA          1,373,967
        1,385    5.250%, 8/15/18 - FSA Insured                                        8/11 at 100.00         AAA          1,495,565

                New York State Dormitory Authority, Mental Health Services
                Facilities Improvement Revenue Bonds, Series 2000D:
        1,755    5.875%, 2/15/18 - FSA Insured                                        8/10 at 100.00         AAA          1,956,018
        1,690    5.875%, 2/15/19 - FSA Insured                                        8/10 at 100.00         AAA          1,876,052
        2,080    5.875%, 8/15/19 - FSA Insured                                        8/10 at 100.00         AAA          2,308,987

        1,200   New York State Dormitory Authority, State Personal Income             3/13 at 100.00          AA          1,283,472
                 Tax Revenue Bonds, Series 2003A, 5.375%, 3/15/22

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/10 at 101.00         AAA          1,142,210
                 Fund Bonds, Series 2000B, 5.750%, 4/01/16 - FGIC Insured

        1,500   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,596,360
                 Fund Bonds, Series 2003A, Second General,
                 5.250%, 4/01/22 - MBIA Insured

        4,200   New York State Thruway Authority, Local Highway and Bridge            4/11 at 100.00         AA-          4,611,264
                 Service Contract Bonds, Series 2001, 5.250%, 4/01/17

        6,500   New York State Thruway Authority, State Personal Income               3/12 at 100.00          AA          6,808,685
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

        2,950   New York State Urban Development Corporation, State                   3/13 at 100.00          AA          3,040,742
                 Personal Income Tax Revenue Bonds, Series 2003B,
                 5.000%, 3/15/22 (WI, settling 10/09/03)

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002A:
        2,860    5.375%, 3/15/19                                                      3/12 at 100.00          AA          3,106,646
        2,000    5.375%, 3/15/20                                                      3/12 at 100.00          AA          2,156,220

        4,000   New York State Urban Development Corporation, Correctional              No Opt. Call         AA-          4,498,760
                 and Youth Facilities Service Contract Revenue Bonds,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        5,000   Niagara Falls City School District, Niagara County, New York,         6/08 at 101.00         AAA          5,220,700
                 Certificates of Participation, High School Facility,
                 Series 1998, 5.375%, 6/15/28 - MBIA Insured

        1,785   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA          2,028,135
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35 -
                 MBIA Insured

        5,600   Tobacco Settlement Financing Corporation of New York State,           6/13 at 100.00         AAA          5,987,184
                 Asset-Backed Bonds, Series 2003-A1, 5.250%, 6/01/20 -
                 AMBAC Insured


                                       19


                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,480   Virgin Islands Public Finance Authority, Gross Receipts Tax          10/10 at 101.00        BBB-        $ 3,850,028
                 Loan Bonds, Series 1999A, 6.500%, 10/01/24

        2,520   Yonkers Industrial Development Agency, New York, Civic                2/11 at 100.00        BBB-          2,664,875
                 Facility Revenue Bonds, Community Development Properties,
                 Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.5%

        1,580   Albany Parking Authority, New York, Revenue Bonds,                   10/11 at 101.00        BBB+          1,695,103
                 Series 2001B, 5.250%, 10/15/12

        1,500   New York Metropolitan Transportation Authority, Transportation          No Opt. Call         AAA          1,672,740
                 Revenue Bonds, Series 2003A, 5.000%, 11/15/15 -
                 FGIC Insured

        1,900   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2          1,281,816
                 Special Facilities Revenue Bonds, British Airways PLC Project,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,455   New York State Thruway Authority, General Revenue Bonds,              1/04 at 102.00         AAA          1,496,046
                 Series B, 5.000%, 1/01/20 - MBIA Insured

        1,000   Niagara Frontier Transportation Authority, New York, Revenue          4/09 at 101.00         AAA          1,069,240
                 Bonds, Buffalo-Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        1,925   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          2,062,291
                 Bonds, One Hundred Twentieth Series, 5.750%, 10/15/26
                 (Alternative Minimum Tax) - MBIA Insured

        2,040   Puerto Rico Port Authority, Special Facilities Revenue Bonds,         6/06 at 102.00         CCC          1,142,584
                 American Airlines, Inc. Project, Series 1996A,
                 6.250%, 6/01/26 (Alternative Minimum Tax)

        2,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AA-          2,102,660
                 Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19

        5,750   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AA-          5,965,108
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

        2,400   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AAA          2,549,064
                 Revenue Refunding Subordinate Lien Bonds, Series 2002E,
                 5.250%, 11/15/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 15.4%

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,500    5.750%, 6/15/17 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,785,405
        1,500    5.750%, 6/15/18 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,785,405

        4,525   Metropolitan Transportation Authority, New York, Commuter             7/11 at 100.00         AAA          5,205,832
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                 (Pre-refunded to 7/01/11)

        5,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          5,407,550
                 Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18
                 (Pre-refunded to 10/01/15) - FGIC Insured

        1,350   New York, New York, General Obligation Bonds, Fiscal                 10/03 at 100.00         AAA          1,391,094
                 Series 1990B, 7.250%, 10/01/06 - FGIC Insured

          505   New York City Municipal Water Finance Authority, Water                6/10 at 101.00         AAA            611,171
                 and Sewer System Revenue Bonds, Fiscal Series 2000B,
                 6.100%, 6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured

          295   New York State Environmental Facilities Corporation, State           11/04 at 102.00         AAA            320,252
                 Water Pollution Control Revolving Fund Revenue Bonds,
                 Pooled Loan Issue, Series 1994D, 6.900%, 5/15/15
                 (Pre-refunded to 11/15/04)

        5,535   New York State Dormitory Authority, Revenue Bonds, State              5/12 at 101.00         AAA          6,281,395
                 University Educational Facilities, Series 2002A,
                 5.000%, 5/15/17 (Pre-refunded to 5/15/12) - FGIC Insured

          355   New York State Dormitory Authority, State University                  5/08 at 101.00         AAA            400,160
                 Educational Facilities Revenue Bonds, Series 1998B,
                 4.750%, 5/15/28 (Pre-refunded to 5/15/08) - FSA Insured

        3,000   New York State Urban Development Corporation, Correctional            1/09 at 101.00         AAA          3,550,650
                 Facilities Service Contract Revenue Bonds, Series C,
                 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured

          965   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA          1,155,028
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35 (Pre-refunded to 7/01/10) - MBIA Insured

        1,600   Triborough Bridge and Tunnel Authority, New York, General               No Opt. Call         AAA          1,749,968
                 Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20

        7,500   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          8,575,200
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded to 1/01/22)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.4%

        1,000   Islip Resource Recovery Agency, New York, Revenue Bonds,              7/04 at 102.00         AAA          1,054,750
                 Series 1994B, 6.125%, 7/01/13 (Alternative Minimum Tax) -
                 AMBAC Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
$       3,500    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA        $ 3,647,945
        2,500    5.250%, 12/01/26                                                     6/08 at 101.00          A-          2,559,375

        5,000   Long Island Power Authority, New York, Electric System General        9/11 at 100.00          A-          5,122,800
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25

        3,650   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          3,982,253
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/15 -
                 CIFG Insured

        5,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          4,443,750
                 Industrial Revenue Bonds, Brooklyn Navy Yard Cogeneration
                 Partners, L.P. Project, Series 1997, 5.750%, 10/01/36
                 (Alternative Minimum Tax)

        4,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          4,109,000
                 Series 2000A, 5.250%, 11/15/40

        2,000   Niagara County, New York, Industrial Development Agency,             11/11 at 101.00        Baa1          2,094,600
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara L.P. Facility,
                 Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)

        4,000   Suffolk County Industrial Development Agency, New York,               1/09 at 101.00         N/R          3,700,040
                 Industrial Development Revenue Bonds, Nissequogue
                 Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.1%

          700   Monroe County Water Authority, New York, Water Revenue                8/11 at 101.00          AA            731,843
                 Bonds, Series 2001, 5.150%, 8/01/22

        1,250   New York City Municipal Water Finance Authority,                      6/09 at 101.00         AAA          1,335,650
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        5,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00          AA          5,334,550
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        2,000   New York City Municipal Water Finance Authority,                      6/11 at 101.00          AA          2,229,540
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001D, 5.500%, 6/15/17

        2,495   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          2,948,242
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        2,225   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00          AA          2,430,012
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

          715   New York State Environmental Facilities Corporation, State           12/03 at 100.00         AAA            737,880
                 Water Pollution Control Revolving Fund Revenue Bonds,
                 New York City Municipal Water Finance Authority Project,
                 Series 1990A, 7.500%, 6/15/12

          160   New York State Environmental Facilities Corporation, State           11/04 at 102.00         AAA            172,850
                 Water Pollution Control Revolving Fund Revenue Bonds,
                 Pooled Loan Issue, Series 1994D, 6.900%, 5/15/15

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, Pooled
                Loan Issue, Series 2002F:
        1,000    5.250%, 11/15/17                                                    11/12 at 100.00         AAA          1,104,790
        3,345    5.250%, 11/15/19                                                    11/12 at 100.00         AAA          3,644,511
        4,060    5.250%, 11/15/20                                                    11/12 at 100.00         AAA          4,384,962
------------------------------------------------------------------------------------------------------------------------------------
$     345,740   Total Long-Term Investments (cost $344,811,753) - 148.6%                                                368,300,613
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      3,775,927
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.2)%                                                       (124,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $247,776,540
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       21


                            Nuveen New York Dividend Advantage Municipal Fund (NAN)
                            Portfolio of
                                    INVESTMENTS September 30, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.3%

$         970   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            5/12 at 100.00         BBB        $   861,399
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33

          560   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB            548,066
                 New York, Senior Tobacco Settlement Asset-Backed
                 Bonds, Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          265    6.000%, 6/01/15                                                      6/10 at 101.00         BBB            260,206
        1,915    6.150%, 6/01/25                                                      6/10 at 101.00         BBB          1,862,357

        1,160   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB          1,161,810
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          570   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            502,472
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          475   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            426,303
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        2,250   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,           7/09 at 101.00          A2          2,186,055
                 Series 1999-1, 6.250%, 7/15/27

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB          1,258,475
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.2%

                Kenmore Housing Authority, New York, Revenue Bonds, State
                University of New York at Buffalo, Student Apartment Project,
                Series 1999A:
        3,000    5.500%, 8/01/19 - RAAI Insured                                       8/09 at 102.00          AA          3,236,340
        2,750    5.500%, 8/01/24 - RAAI Insured                                       8/09 at 102.00          AA          2,886,208

        3,070   Monroe County Industrial Development Agency, New York,                6/09 at 102.00          AA          3,180,950
                 Civic Facility Revenue Bonds, St. John Fisher College Project,
                 Series 1999, 5.375%, 6/01/24 - RAAI Insured

          500   The Trust for Cultural Resources of the City of New York,             7/10 at 101.00           A            550,450
                 New York, Revenue Bonds, Museum of American Folk Art,
                 Series 2000, 6.000%, 7/01/22 - ACA Insured

        1,800   New York City Industrial Development Agency, New York,                1/12 at 100.00          A-          1,842,210
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        3,500   Dormitory Authority of the State of New York, Lease Revenue           7/09 at 101.00         AA-          3,730,930
                 Bonds, State University Dormitory Facilities Issue,
                 Series 1999B, 5.375%, 7/01/19

        1,000   Dormitory Authority of the State of New York, Lease                   7/09 at 101.00         AAA          1,066,660
                 Revenue Bonds, State University Dormitory Facilities Issue,
                 Series 1999C, 5.500%, 7/01/29 - MBIA Insured

        2,500   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 101.00         AAA          2,661,600
                 Bonds, Rochester Institute of Technology, Series 1997,
                 5.250%, 7/01/22 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Insured                 7/07 at 102.00         AAA          1,132,550
                 Revenue Bonds, Siena College, Series 1997,
                 5.700%, 7/01/17 - MBIA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA            545,490
                 Fashion Institute of Technology, Series 2000, 5.375%, 7/01/20 -
                 FSA Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          A+          3,260,160
                 University of Rochester, Series 1999A, 5.500%, 7/01/16

          500   Dormitory Authority of the State of New York, Insured Revenue         7/10 at 101.00         AAA            564,705
                 Bonds, Pace University, Series 2000, 6.000%, 7/01/29 -
                 MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,750    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA          2,033,343
          750    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA            816,023


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,250   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00          AA        $ 1,370,363
                 Bonds, Marymount Manhattan College, Series 1999,
                 6.250%, 7/01/29 - RAAI Insured

        1,500   Niagara County Industrial Development Agency, New York,              11/11 at 101.00          AA          1,559,775
                 Civic Facility Revenue Bonds, Niagara University Project,
                 Series 2001A, 5.350%, 11/01/23 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 34.1%

                Albany Industrial Development Agency, New York, Revenue Bonds,
                Albany Medical Center Project, Series 1999:
        1,120    6.000%, 5/01/19                                                      5/09 at 101.00         N/R          1,095,562
        1,460    6.000%, 5/01/29                                                      5/09 at 101.00         N/R          1,362,925

        1,500   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          1,585,785
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/22 - AMBAC Insured

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, Frances Schervier Home and Hospital, Franciscan Health
                Partnership Obligated Group, Series 1997:
        2,000    5.500%, 7/01/17 - RAAI Insured                                       7/07 at 102.00          AA          2,226,200
        2,000    5.500%, 7/01/27 - RAAI Insured                                       7/07 at 102.00          AA          2,091,060

          600   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            613,350
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            515,755
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Victory Memorial Hospital,
                Series 1999:
        2,350    5.250%, 8/01/15 - MBIA Insured                                       8/09 at 101.00         AAA          2,537,271
        2,000    5.375%, 8/01/25 - MBIA Insured                                       8/09 at 101.00         AAA          2,112,460

        4,850   Dormitory Authority of the State of New York, Secured Hospital        2/08 at 101.50         AAA          5,201,965
                 Revenue Refunding Bonds, Wyckoff Heights Medical Center,
                 Series 1998H, 5.300%, 8/15/21 - MBIA Insured

        2,605   Dormitory Authority of the State of New York, FHA-Insured             2/09 at 101.00         AAA          2,753,329
                 Mortgage Hospital Revenue Bonds, The Memorial Hospital
                 of William F. and Gertrude F. Jones, Inc., Series 1999,
                 5.250%, 8/01/19 - MBIA Insured

        4,825   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          5,112,474
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.450%, 8/01/29 - AMBAC Insured

        1,575   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          1,598,704
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00        BBB+          2,206,640
                 Catholic Health Services of Long Island, St. Catherine
                 of Sienna Medical Center, Series 2000A, 6.500%, 7/01/20

        5,000   New York State Medical Care Facilities Finance Agency,                2/04 at 102.00         Aa2          5,167,900
                 Hospital Insured Mortgage Revenue Bonds, 1994 Series A,
                 5.250%, 8/15/14

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          2/05 at 100.00        BBB-          1,011,660
                 Mount Sinai NYU Health Obligated Group, Series 2002C,
                 6.000%, 7/01/26

        4,000   Ulster County Industrial Development Agency, New York,               11/09 at 101.00          A2          4,059,800
                 Civic Facility Revenue Bonds, The Kingston Hospital
                 Project - Letter of Credit Secured, Series 1999,
                 5.650%, 11/15/24

        3,825   Yates County Industrial Development Agency, New York,                 8/09 at 101.00         AAA          4,184,091
                 FHA-Insured Civic Facility Revenue Bonds, Soldiers and
                 Sailors Memorial Hospital of Yates County Project,
                 Series 1999A, 5.650%, 2/01/39

          650   Yonkers Industrial Development Agency, New York, Civic                7/11 at 101.00          BB            654,856
                 Facility Revenue Bonds, St. John's Riverside Hospital
                 Project, Series 2001A, 7.125%, 7/01/31

        3,000   Yonkers Industrial Development Agency, New York,                      2/09 at 101.00         AAA          3,117,210
                 FHA-Insured Mortgage Revenue Bonds, Michael Malotz
                 Skilled Nursing Pavilion Project, Series 1999,
                 5.450%, 2/01/29 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.9%

          990   New York City Housing Development Corporation, New York,             11/10 at 101.00          AA          1,042,807
                 Multifamily Housing Revenue Bonds, Series 2000A,
                 5.850%, 11/01/20 (Alternative Minimum Tax)

        3,000   New York City Housing Development Corporation, New York,              5/11 at 101.00          AA          3,089,820
                 Multifamily Housing Revenue Bonds, Series 2001A,
                 5.500%, 11/01/31


                                       23


                            Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.6%

$         645   Guam Housing Corporation, Single Family Mortgage Revenue                No Opt. Call         AAA        $   698,922
                 Bonds, Mortgage-Backed Securities Program, Series 1998A,
                 5.750%, 9/01/31 (Alternative Minimum Tax)

        4,690   State of New York Mortgage Agency, Homeowner Mortgage                10/09 at 100.00         Aa1          5,044,048
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)

          840   State of New York Mortgage Agency, Mortgage Revenue                   4/13 at 101.00         Aaa            826,358
                 Bonds, 33-Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.0%

                Appleridge Retirement Community, Inc., New York,
                GNMA Collateralized Mortgage Loan Revenue Bonds,
                Series 1999:
        1,150    5.700%, 9/01/31                                                      9/09 at 102.00         Aaa          1,262,160
        1,250    5.750%, 9/01/41                                                      9/09 at 102.00         Aaa          1,386,050

          820   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R            859,803
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

          750   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            745,815
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2001-A1, 7.250%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.9%

                Monticello Central School District, Sullivan County, New York,
                General Obligation Bonds, Series 2000:
          300    6.000%, 6/15/18 - FGIC Insured                                       6/09 at 101.00         AAA            348,468
          335    6.000%, 6/15/19 - FGIC Insured                                       6/09 at 101.00         AAA            389,123
          300    6.000%, 6/15/20 - FGIC Insured                                       6/09 at 101.00         AAA            348,468

                County of Nassau, New York, General Obligation Improvement
                Bonds, Series 2000E:
        1,400    6.000%, 3/01/17 - FSA Insured                                        3/10 at 100.00         AAA          1,616,146
          740    6.000%, 3/01/19 - FSA Insured                                        3/10 at 100.00         AAA            854,249

        5,000   City of New York, New York, General Obligation Bonds,                 5/09 at 101.00         AAA          5,100,850
                 Fiscal 1999 Series J, 5.125%, 5/15/29 - MBIA Insured

          800   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            853,000
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Orange County, New York, General Obligation Bonds,
                Series 1997:
        3,040    5.125%, 9/01/22                                                      9/07 at 101.00         Aa1          3,140,198
        1,195    5.125%, 9/01/23                                                      9/07 at 101.00         Aa1          1,230,468

                City of Rochester, New York, General Obligation Serial Bonds,
                Series 1999:
          720    5.250%, 10/01/18 - MBIA Insured                                        No Opt. Call         AAA            817,740
          720    5.250%, 10/01/19 - MBIA Insured                                        No Opt. Call         AAA            815,105

        2,280   Rockland County, New York, General Obligation Bonds,                 10/09 at 101.00         AA-          2,595,210
                 Series 1999, 5.600%, 10/15/16

                Rye City School District, Westchester County, New York, General
                Obligation Bonds, Series 1999:
          650    5.600%, 8/15/17                                                      8/08 at 101.00         Aaa            737,893
          675    5.600%, 8/15/18                                                      8/08 at 101.00         Aaa            766,274
          675    5.600%, 8/15/19                                                      8/08 at 101.00         Aaa            766,274

        1,000   Yonkers, New York, General Obligation Bonds, School Issue,            6/09 at 101.00         AAA          1,064,660
                 Series 1999C, 5.000%, 6/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 23.2%

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,700    5.750%, 1/01/17                                                        No Opt. Call         AA-          1,962,786
        1,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          1,016,140
        1,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          1,013,730

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,092,080
        2,000    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          2,012,260


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,130   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00        BBB+        $ 1,146,475
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        2,500   Nassau County Interim Finance Authority, New York, Sales             11/10 at 100.00         AAA          2,863,775
                 Tax Secured Revenue Bonds, Series 2000A,
                 5.750%, 11/15/16 - MBIA Insured

        1,670   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AA+          1,714,389
                 Tax Secured Bonds, Fiscal 2003 Series E, 5.000%, 2/01/23

        2,000   Dormitory Authority of the State of New York, Court Facilities        5/10 at 101.00         AAA          2,202,980
                 Lease Revenue Bonds, City of New York Issue, Series 1999,
                 5.750%, 5/15/30 - AMBAC Insured

        1,960   Dormitory Authority of the State of New York, Mental Health           8/10 at 100.00         AAA          2,184,498
                 Services Facilities Improvement Revenue Bonds,
                 Series 2000D, 5.875%, 8/15/18 - FSA Insured

        1,000   Dormitory Authority of the State of New York, Service                 4/12 at 100.00         AA-          1,074,040
                 Contract Bonds, Child Care Facilities Development Program
                 Issue, Series 2002, 5.375%, 4/01/19

          600   Dormitory Authority of the State of New York, State Personal          3/13 at 100.00          AA            641,736
                 Income Tax Revenue Bonds, Series 2003A, 5.375%, 3/15/22

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,057,080
                 Fund Bonds, Series 2003A, Second General, 5.250%, 4/01/23 -
                 MBIA Insured

        2,900   New York State Thruway Authority, Local Highway and Bridge            4/08 at 101.00         AAA          3,219,261
                 Service Contract Bonds, Series 1998A, 5.375%, 4/01/16 -
                 MBIA Insured

        1,000   New York State Urban Development Corporation, State Personal          3/12 at 100.00          AA          1,019,920
                 Income Tax Revenue Bonds, State Facilities and Equipment,
                 Series 2002A, 5.125%, 3/15/27

        3,345   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          3,717,901
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.250%, 10/15/15 - AMBAC Insured

        2,100   Tobacco Settlement Financing Corporation of New York State,           6/13 at 100.00         AAA          2,228,184
                 Asset-Backed Bonds, Series 2003-A1, 5.250%, 6/01/21 -
                 AMBAC Insured

          750   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00        BBB-            829,748
                 Loan Bonds, Series 1999A, 6.500%, 10/01/24

        1,400   Yonkers Industrial Development Agency, New York, Civic                2/11 at 100.00        BBB-          1,480,486
                 Facility Revenue Bonds, Community Development Properties,
                 Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.4%

        1,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          1,046,680
                 Revenue Bonds, Series 2002A Refunding, 5.125%, 11/15/22 -
                 FGIC Insured

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC            690,020
                 Special Facilities Revenue Bonds, American Airlines, Inc. JFK
                 Airport Project, Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

          500   Niagara Frontier Transportation Authority, New York, Revenue          4/09 at 101.00         AAA            534,620
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        3,000   The Port Authority of New York and New Jersey, Consolidated          10/07 at 101.00         AAA          3,213,960
                 Bonds, One Hundred Twentieth Series, 5.750%, 10/15/26
                 (Alternative Minimum Tax) - MBIA Insured

        1,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AA-          1,096,270
                 Purpose Revenue Bonds, Series 2001A, 5.250%, 1/01/16

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AA-          2,593,525
                 Purpose Revenue Bonds, Series 2002B Refunding,
                 5.000%, 11/15/21


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.4%

        1,250   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          1,333,750
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured

        5,520   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          6,376,759
                 Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured

        1,000   New York State Medical Care Facilities Finance Agency,                2/04 at 102.00         AAA          1,035,930
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, 1994 Series A, 5.250%, 8/15/23 (Pre-refunded
                 to 2/15/04) - MBIA Insured

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00      AA-***          3,323,460
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28
                 (Pre-refunded to 1/01/22)


                                       25


                            Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.4%

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
$       4,800    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA        $ 5,002,896
        5,575    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          5,783,784

        2,000   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          2,182,060
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/15 -
                 CIFG Insured

        2,000   Power Authority of the State of New York, General Revenue            11/10 at 100.00         Aa2          2,062,780
                 Bonds, Series 2000A, 5.250%, 11/15/30

        1,325   Suffolk County Industrial Development Agency, New York,                 No Opt. Call         N/R          1,370,010
                 Industrial Development Revenue Bonds, Nissequogue
                 Cogeneration Partners Facility, Series 1998,
                 4.875%, 1/01/08 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.5%

        6,000   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA          6,660,240
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00          AA          2,133,820
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series A, 5.500%, 6/15/33

        1,130   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00          AA          1,234,115
                 Water and Sewer System Revenue Bonds, Fiscal 2003
                 Series A, 5.375%, 6/15/19

        1,955   New York State Environmental Facilities Corporation,                 11/12 at 100.00         AAA          2,159,860
                 State Clean Water and Drinking Water Revolving Funds
                 Revenue Bonds, Pooled Loan Issue, Series 2002F,
                 5.250%, 11/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     196,220   Total Long-Term Investments (cost $194,627,479) - 144.9%                                                208,425,814
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.1%                                                                      4,460,030
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.0)%                                                        (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $143,885,844
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                                       26


                            Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
                            Portfolio of
                                    INVESTMENTS September 30, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.1%

$         485   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $   430,699
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33

          565   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            498,064
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          285   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            255,782
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        5,000   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,           7/09 at 101.00          A2          4,857,900
                 Series 1999-1, 6.250%, 7/15/27


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.8%

        2,750   Albany Industrial Development Agency, New York, Revenue               7/11 at 101.00         Aaa          2,884,750
                 Bonds, St. Rose College Project, Series 2001A,
                 5.375%, 7/01/31 - AMBAC Insured

        1,975   Amherst Industrial Development Agency, New York, Revenue              8/11 at 102.00         AAA          2,049,398
                 Bonds, UBF Faculty-Student Housing Corporation, University
                 of Buffalo Village Green Project, Series 2001A,
                 5.250%, 8/01/31 - AMBAC Insured

        2,190   Monroe County Industrial Development Agency, New York,                6/11 at 102.00          AA          2,254,277
                 Civic Facility Revenue Bonds, St. John Fisher College
                 Project, Series 2001, 5.250%, 6/01/26 - RAAI Insured

        1,100   New York City Industrial Development Agency, New York,                1/12 at 100.00          A-          1,125,795
                 Civic Facility Revenue Bonds, The YMCA of Greater
                 New York, Series 2002, 5.250%, 8/01/21

        2,000   New York State Dormitory Authority, Insured Revenue Bonds,            7/08 at 101.00         AAA          2,085,180
                 New York Medical College, Series 1998, 5.000%, 7/01/21 -
                 MBIA Insured

        1,265   New York State Dormitory Authority, City University System            7/08 at 102.00         AAA          1,310,312
                 Consolidated Revenue Bonds, Third General Resolution,
                 1998 Series 1, 5.250%, 7/01/25 - FGIC Insured

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/11 at 101.00         AAA          1,038,660
                 Series 2000, Canisius College, 5.250%, 7/01/30 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.8%

          925   Nassau County Industrial Development Agency, New York,                  No Opt. Call         N/R          1,012,209
                 Civic Facility Revenue Refunding Bonds, North Shore
                 Health System Obligated Group Projects, Series 2001B,
                 5.875%, 11/01/11

          850   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00          A3            882,326
                 Health System Revenue Bonds, Series 1999A,
                 5.250%, 2/15/17

          500   New York City Industrial Development Agency, New York,                7/12 at 101.00        Baa3            533,230
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2002C, 6.450%, 7/01/32

          500   New York City Industrial Development Agency, New York,                7/12 at 100.00        Baa3            527,355
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2001B, 6.375%, 7/01/31

          320   New York State Dormitory Authority, Revenue Bonds,                    7/06 at 102.00         Ba3            307,907
                 NYACK Hospital, Series 1996, 6.000%, 7/01/06

        1,500   New York State Dormitory Authority, FHA-Insured                       2/08 at 102.00         AAA          1,576,875
                 Mortgage Revenue Refunding Bonds, United Health
                 Services, Series 1997, 5.375%, 8/01/27 - AMBAC Insured

          500   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            511,125
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

        3,000   New York State Dormitory Authority, FHA-Insured                       8/09 at 101.00         AAA          3,212,100
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

        2,505   New York State Dormitory Authority, FHA-Insured Mortgage              8/09 at 101.00         AAA          2,835,109
                 Revenue Bonds, New York Hospital Medical Center
                 of Queens, Series 1999, 5.550%, 8/15/29 -
                 AMBAC Insured

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/11 at 101.00          A3          1,021,150
                 Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        1,250   New York State Dormitory Authority, Revenue Bonds,                    2/05 at 100.00        BBB-          1,264,575
                 Mount Sinai NYU Health Obligated Group, Series 2002C,
                 6.000%, 7/01/26


                                       27


                            Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

                Suffolk County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Huntington Hospital Project, Series
                2002C:
$         425    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1        $   450,772
          610    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1            629,014


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.4%

        3,930   New York City Housing Development Corporation, New York,              5/11 at 101.00          AA          4,139,273
                 Multifamily Housing Revenue Bonds, Series 2001B,
                 5.250%, 11/01/16

        1,000   New York City Housing Development Corporation, New York,             11/11 at 100.00          AA          1,016,180
                 Multifamily Housing Revenue Bonds, Series 2001C-2,
                 5.400%, 11/01/33 (Alternative Minimum Tax)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          455    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            471,917
          225    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            232,607

        1,475   New York State Housing Finance Agency, Multifamily Housing            2/11 at 100.00         Aa1          1,517,229
                 Revenue Bonds, Series 2001L, Secured Mortgage Program,
                 5.700%, 2/15/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.5%

        3,285   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1          3,532,985
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.7%

          525   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            522,070
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001-A1, 7.250%, 7/01/16

        2,150   New York State Dormitory Authority, Insured Revenue                   7/11 at 102.00         AAA          2,212,565
                 Bonds Pooled Loan Program 1, New York State Rehabilitation
                 Association, Series 2001A, 5.000%, 7/01/23 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.3%

        1,775   Bath Central School District, Steuben County, New York,               6/12 at 100.00         AAA          1,735,293
                 General Obligation Bonds, Series 2002, 4.000%, 6/15/18 -
                 FGIC Insured

        5,000   Nassau County, New York, General Obligation Serial                    6/09 at 102.00         AAA          5,349,250
                 Improvement Bonds, Series B, 5.250%, 6/01/22 -
                 AMBAC Insured

        4,000   New York, New York, General Obligation Bonds,                         8/08 at 101.00         AAA          4,204,120
                 Fiscal Series 1998H, 5.375%, 8/01/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 20.5%

                New York Metropolitan Transportation Authority, State Service
                Contract Refunding Bonds, Series 2002A:
        1,000    5.750%, 1/01/17                                                        No Opt. Call         AA-          1,154,580
        1,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          1,016,140

        1,750   New York Metropolitan Transportation Authority, Dedicated            11/12 at 100.00         AAA          1,830,570
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00        BBB+            568,165
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        1,670   Nassau County Interim Finance Authority, New York, Sales             11/10 at 100.00         AAA          1,860,747
                 Tax Secured Revenue Bonds, Series 2000A, 5.375%, 11/15/17 -
                 MBIA Insured

        1,000   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AA+          1,026,580
                 Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

                New York State Municipal Bond Bank Agency, Special Program
                Revenue Bonds, City of Buffalo, Series 2001A:
        1,070    5.250%, 5/15/23 - AMBAC Insured                                      5/11 at 100.00         AAA          1,120,900
        1,125    5.250%, 5/15/24 - AMBAC Insured                                      5/11 at 100.00         AAA          1,172,621

                New York State Dormitory Authority, Service Contract Bonds,
                Child Care Facilities Development Program Issue, Series 2002:
        1,905    5.375%, 4/01/17                                                      4/12 at 100.00         AA-          2,072,888
        1,000    5.375%, 4/01/19                                                      4/12 at 100.00         AA-          1,074,040


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         400   New York State Dormitory Authority, State Personal Income             3/13 at 100.00          AA        $   427,824
                 Tax Revenue Bonds, Series 2003A, 5.375%, 3/15/22

        2,500   New York State Urban Development Corporation, State                   3/12 at 100.00          AA          2,549,800
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27

        2,100   Tobacco Settlement Financing Corporation of New York State,           6/13 at 100.00         AAA          2,214,660
                 Asset-Backed Bonds, Series 2003-A1, 5.250%, 6/01/22 -
                 AMBAC Insured

        2,250   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00        BBB-          2,274,075
                 Refunding Bonds, Matching Fund Loan Notes, Series 1998A,
                 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 14.7%

                Albany Parking Authority, New York, Revenue Bonds,
                Series 2001A:
        2,000    5.625%, 7/15/20                                                      7/11 at 101.00        BBB+          2,113,380
        1,500    5.625%, 7/15/25                                                      7/11 at 101.00        BBB+          1,541,730

        1,000   New York City Industrial Development Agency, New York,               12/12 at 101.00         Ba2            926,090
                 Special Facilities Revenue Bonds, British Airways
                 PLC Project, Series 2002, 7.625%, 12/01/32

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC            690,020
                 Special Facilities Revenue Bonds, American Airlines, Inc.
                 JFK Airport Project, Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

        3,400   Niagara Frontier Transportation Authority, New York,                  4/09 at 101.00         AAA          3,635,416
                 Revenue Bonds, Buffalo-Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum
                 Tax) - MBIA Insured

        2,195   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          2,288,529
                 Bonds, One Hundred Twentieth Series, 5.500%, 10/15/35
                 (Alternative Minimum Tax) - MBIA Insured

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AA-          2,593,525
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

          780   Triborough Bridge and Tunnel Authority, New York, General               No Opt. Call         AAA            900,307
                 Revenue Refunding Subordinate Lien Bonds, Series 2002E,
                 5.500%, 11/15/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 21.7%

        3,750   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          4,247,175
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29
                 (Pre-refunded to 10/01/14) - FSA Insured

        5,000   New York State Dormitory Authority, Consolidated Third General        1/08 at 102.00         AAA          5,779,750
                 Resolution Revenue Bonds, City University System,
                 Series 1997-1, 5.375%, 7/01/24 (Pre-refunded to 1/01/08) -
                 FSA Insured

        4,205   New York State Urban Development Corporation, Correctional            1/11 at 100.00         AAA          4,764,307
                 Facilities Service Contract Revenue Bonds, Series C,
                 5.125%, 1/01/21 (Pre-refunded to 1/01/11) - FSA Insured

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/11 at 100.00         AAA          3,417,750
                 Purpose Revenue Bonds, Series 1996B, 5.200%, 1/01/22
                 (Pre-refunded to 1/01/11)

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00      AA-***          3,323,460
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28
                 (Pre-refunded to 1/01/22)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 18.8%

        5,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          5,187,250
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26 -
                 AMBAC Insured

        1,500   Long Island Power Authority, New York, Electric System                5/11 at 100.00          A-          1,528,920
                 General Revenue Bonds, Series 2000L, 5.375%, 5/01/33

        1,500   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          1,636,546
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/15 -
                 CIFG Insured

                New York City Industrial Development Agency, New York,
                Industrial Revenue Bonds, Brooklyn Navy Yard Cogeneration
                Partners, L.P. Project, Series 1997:
        1,000    6.200%, 10/01/22 (Alternative Minimum Tax)                             No Opt. Call        BBB-            962,260
        2,000    5.750%, 10/01/36 (Alternative Minimum Tax)                          10/08 at 102.00        BBB-          1,777,500

        2,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          2,054,500
                 Series 2000A, 5.250%, 11/15/40

          450   Niagara County, New York, Industrial Development Agency              11/11 at 101.00        Baa1            472,059
                 Solid Waste Disposal Facility Revenue  Bonds, American
                 Ref-Fuel Company of Niagara, Series 2001A,
                 5.450%, 11/15/26 (Alternative Minimum Tax)
                 (Mandatory put 11/15/12)


                                       29


                            Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       2,000   Niagara County, New York, Industrial Development Agency,             11/11 at 101.00        Baa1        $ 2,094,600
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara L.P. Facility,
                 Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)

                Suffolk County Industrial Development Agency, New York,
                Industrial Development Revenue Bonds, Nissequogue Cogeneration
                Partners Facility, Series 1998:
        1,250    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R          1,192,700
        2,000    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R          1,850,020


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.6%

        6,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00          AA          6,401,460
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        1,000   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00          AA          1,114,770
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

        1,000   New York State Environmental Facilities Corporation, State           11/12 at 100.00         AAA          1,104,790
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     135,680   Total Long-Term Investments (cost $135,884,692) - 142.9%                                                142,450,457
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.2%                                                                      4,250,748
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.1)%                                                        (47,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $99,701,205
                ====================================================================================================================


                     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                       * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices at later dates.

                      ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                     *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                            Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                     N/R    Investment is not rated.

                                 See accompanying notes to financial statements.

                                       30


                            Statement of
                                 ASSETS AND LIABILITIES September 30, 2003
                                                                                                           NEW YORK         NEW YORK
                                                                       NEW YORK          NEW YORK          DIVIDEND         DIVIDEND
                                                                          VALUE  PERFORMANCE PLUS         ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)             (NNP)             (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $139,504,644,
   $344,811,753, $194,627,479
   and $135,884,692, respectively)                                 $148,094,408      $368,300,613      $208,425,814     $142,450,457
Cash                                                                    262,269           137,129           830,238        1,588,760
Receivables:
   Interest                                                           2,179,567         5,603,151         3,076,511        2,253,016
   Investments sold                                                          --         1,300,000           695,000          490,000
Other assets                                                              7,175            32,686            12,813            8,853
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  150,543,419       375,373,579       213,040,376      146,791,086
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                            --         2,998,705                --               --
Accrued expenses:
   Management fees                                                       69,629           191,932            59,344           50,053
   Other                                                                 56,113           106,402            91,371           36,734
Preferred share dividends payable                                            --                --             3,817            3,094
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 125,742         3,297,039           154,532           89,881
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                       --       124,300,000        69,000,000       47,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $150,417,677      $247,776,540      $143,885,844     $ 99,701,205
====================================================================================================================================
Common shares outstanding                                            15,120,364        14,957,607         9,186,520        6,457,000
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $       9.95      $      16.57      $      15.66     $      15.44
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    151,204      $    149,576      $     91,865     $     64,570
Paid-in surplus                                                     144,257,104       217,797,182       130,388,891       91,652,579
Undistributed (Over-distribution of) net investment income             (371,094)        2,945,242         1,769,237        1,106,163
Accumulated net realized gain (loss) from investments                (2,209,301)        3,395,680        (2,162,484)         312,128
Net unrealized appreciation of investments                            8,589,764        23,488,860        13,798,335        6,565,765
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $150,417,677      $247,776,540      $143,885,844     $ 99,701,205
====================================================================================================================================
Authorized shares:
   Common                                                           250,000,000       200,000,000         Unlimited        Unlimited
   Preferred                                                                N/A         1,000,000         Unlimited        Unlimited
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                                       31

                            Statement of
                                  OPERATIONS Year Ended September 30, 2003
                                                                                                           NEW YORK        NEW YORK
                                                                       NEW YORK          NEW YORK          DIVIDEND        DIVIDEND
                                                                          VALUE  PERFORMANCE PLUS         ADVANTAGE     ADVANTAGE 2
                                                                          (NNY)             (NNP)             (NAN)           (NXK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   $ 7,898,026       $19,460,798       $10,903,636     $ 7,449,801
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         850,843         2,365,824         1,359,500         940,530
Preferred shares - auction fees                                             N/A           311,271           172,790         114,297
Preferred shares - dividend disbursing agent fees                           N/A            40,000            10,000          10,000
Shareholders' servicing agent fees and expenses                          62,570            57,949             6,637           2,481
Custodian's fees and expenses                                            46,181            97,962            58,722          36,833
Directors'/Trustees' fees and expenses                                    2,212             5,243             3,209           1,839
Professional fees                                                       277,495            18,868            14,036          12,378
Shareholders' reports - printing and mailing expenses                    26,109            33,993            16,801          20,306
Stock exchange listing fees                                              15,864            15,864            11,332             680
Investor relations expense                                               30,353            31,497            17,879          10,527
Other expenses                                                            8,836            29,420            16,192          13,929
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                          1,320,463         3,007,891         1,687,098       1,163,800
   Custodian fee credit                                                  (5,407)          (16,486)           (9,364)         (4,587)
   Expense reimbursement                                                     --                --          (632,412)       (426,449)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                          1,315,056         2,991,405         1,045,322         732,764
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 6,582,970        16,469,393         9,858,314       6,717,037
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                            (1,469,045)        4,720,522            91,826         332,133
Change in net unrealized appreciation
   (depreciation) of investments                                     (1,291,042)       (9,861,815)       (2,353,756)     (1,502,389)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                     (2,760,087)       (5,141,293)       (2,261,930)     (1,170,256)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                  N/A          (848,395)         (666,154)       (423,000)
From accumulated net realized gains from investments                        N/A          (366,125)               --         (47,699)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                      N/A        (1,214,520)         (666,154)       (470,699)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                            $ 3,822,883      $10,113,580       $ 6,930,230     $ 5,076,082
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                                       32

                            Statement of
                                  CHANGES IN NET ASSETS
                                                                        NEW YORK VALUE (NNY)         NEW YORK PERFORMANCE PLUS (NNP)
                                                                     ----------------------------    -------------------------------
                                                                      YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                                         9/30/03          9/30/02           9/30/03         9/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 6,582,970      $ 7,070,992      $ 16,469,393    $ 16,974,339
Net realized gain (loss) from investments                             (1,469,045)         727,823         4,720,522       3,072,903
Change in net unrealized appreciation
   (depreciation) of investments                                      (1,291,042)       4,003,348        (9,861,815)     12,819,022
Distributions to Preferred Shareholders:
   From net investment income                                                N/A              N/A          (848,395)     (1,680,916)
   From accumulated net realized gains from investments                      N/A              N/A          (366,125)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                       3,822,883       11,802,163        10,113,580      31,185,348
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (6,985,610)      (7,359,327)      (14,769,213)    (13,893,897)
From accumulated net realized gains from investments                          --               --        (3,458,002)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (6,985,610)      (7,359,327)      (18,227,215)    (13,893,897)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                          --               --                --              --
Preferred shares offering costs                                              N/A              N/A                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                            --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (3,162,727)       4,442,836        (8,113,635)     17,291,451
Net assets applicable to Common
   shares at the beginning of year                                   153,580,404      149,137,568       255,890,175     238,598,724
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year                                        $150,417,677     $153,580,404      $247,776,540    $255,890,175
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of year                                        $   (371,094)    $    (91,138)     $  2,945,242    $  2,241,208
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.


                                       33

                            Statement of
                                CHANGES IN NET ASSETS (continued)
                                                                               NEW YORK                         NEW YORK
                                                                       DIVIDEND ADVANTAGE (NAN)         DIVIDEND ADVANTAGE 2 (NXK)
                                                                    -----------------------------     ------------------------------
                                                                      YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                                         9/30/03          9/30/02           9/30/03         9/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $  9,858,314     $  9,864,731      $  6,717,037    $  6,728,300
Net realized gain (loss) from investments                                 91,826        1,609,916           332,133         463,421
Change in net unrealized appreciation
   (depreciation) of investments                                      (2,353,756)       6,491,120        (1,502,389)      5,889,462
 Distributions to Preferred Shareholders:
   From net investment income                                           (666,154)        (987,619)         (423,000)       (684,180)
   From accumulated net realized gains from investments                       --               --           (47,699)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                       6,930,230       16,978,148         5,076,082      12,397,003
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (8,692,896)      (7,860,612)       (5,883,129)     (5,475,548)
From accumulated net realized gains from investments                          --               --          (413,137)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (8,692,896)      (7,860,612)       (6,296,266)     (5,475,548)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                      49,603           39,957                --              --
Preferred shares offering costs                                               --               --            35,208              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                        49,603           39,957            35,208              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (1,713,063)       9,157,493        (1,184,976)      6,921,455
Net assets applicable to Common
   shares at the beginning of year                                   145,598,907      136,441,414       100,886,181      93,964,726
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year                                        $143,885,844     $145,598,907      $ 99,701,205    $100,886,181
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of year                                        $  1,769,237     $  1,202,731       $ 1,106,163    $    703,010
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       34


Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund (NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of New York Dividend Advantage 2's
(NXK) Common shares which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2003, New York Performance Plus (NNP) had an outstanding when-issued purchase commitment of $2,998,705. There were no such outstanding purchase commitments in any of the other funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended September 30, 2003, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Notes to
       FINANCIAL STATEMENTS (continued)



Preferred Shares

New York Value (NNY) is not authorized to issue Preferred shares. The Funds below have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                NEW YORK   NEW YORK     NEW YORK
                                             PERFORMANCE   DIVIDEND     DIVIDEND
                                                    PLUS  ADVANTAGE  ADVANTAGE 2
                                                   (NNP)      (NAN)        (NXK)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                        1,600         --           --
   Series T                                          800         --           --
   Series W                                        2,000         --        1,880
   Series TH                                          --         --           --
   Series F                                          572      2,760           --
--------------------------------------------------------------------------------
Total                                              4,972      2,760        1,880
================================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended September 30, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                                                            NEW YORK
                                                         NEW YORK VALUE (NNY)        PERFORMANCE PLUS (NNP)
                                                       -------------------------     ----------------------
                                                               YEAR         YEAR          YEAR         YEAR
                                                              ENDED        ENDED         ENDED        ENDED
                                                            9/30/03      9/30/02       9/30/03      9/30/02
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of distributions                          --           --            --           --
===========================================================================================================
                                                                NEW YORK                   NEW YORK
                                                        DIVIDEND ADVANTAGE (NAN)   DIVIDEND ADVANTAGE 2 (NXK)
                                                        ------------------------   --------------------------
                                                               YEAR         YEAR          YEAR           YEAR
                                                              ENDED        ENDED         ENDED          ENDED
                                                            9/30/03      9/30/02       9/30/03        9/30/02
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of distributions                       3,056        3,034            --             --
=============================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended September 30, 2003, were as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                    VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                    (NNY)        (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Purchases                     $15,227,312  $52,092,321  $16,172,679  $12,199,322
Sales and maturities           18,158,643   60,109,426   19,921,714   17,093,161
================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2003, the cost of investments were as follows:

                                            NEW YORK      NEW YORK      NEW YORK
                              NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                 VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                 (NNY)         (NNP)         (NAN)         (NXK)
--------------------------------------------------------------------------------
Cost of investments       $139,308,724  $344,566,943  $194,540,902  $135,850,313
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2003, were as follows:

                                            NEW YORK      NEW YORK      NEW YORK
                              NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                 VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                 (NNY)         (NNP)         (NAN)         (NXK)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation            $10,270,907   $26,127,372   $14,628,212  $ 7,459,166
   Depreciation             (1,485,223)   (2,393,702)     (743,300)    (859,022)
--------------------------------------------------------------------------------
Net unrealized appreciation
  of investments           $ 8,785,684   $23,733,670   $13,884,912  $ 6,600,144
================================================================================

The tax components of undistributed net investment income and net realized gains at September 30, 2003, were as follows:

                                            NEW YORK      NEW YORK      NEW YORK
                              NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                 VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                 (NNY)         (NNP)         (NAN)         (NXK)
--------------------------------------------------------------------------------
Undistributed net
  tax-exempt income                $--    $3,953,186    $2,441,122    $1,586,515
Undistributed net
  ordinary income *                 --        11,164         3,242         5,285
Undistributed net
  long-term capital gains           --     3,395,680            --       308,536
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
       FINANCIAL STATEMENTS (continued)



The tax character of distributions paid during the fiscal years ended September 30, 2003 and September 30, 2002, was designated for purposes of the dividends paid deduction as follows:

                                            NEW YORK      NEW YORK      NEW YORK
                              NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                 VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
2003                             (NNY)         (NNP)         (NAN)         (NXK)
--------------------------------------------------------------------------------
Distributions from net
  tax-exempt income         $7,004,717   $15,549,877    $9,286,554    $6,256,867
Distributions from net
  ordinary income *              3,573        31,448            --        55,261
Distributions from net
  long-term capital gains           --     3,824,127            --       410,071
================================================================================

                                            NEW YORK      NEW YORK      NEW YORK
                              NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                 VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
2002                             (NNY)         (NNP)         (NAN)         (NXK)
--------------------------------------------------------------------------------
Distributions from net
  tax-exempt income         $7,371,424   $15,484,246    $8,813,594    $6,152,442
Distributions from net
  ordinary income *             40,825        27,024            --            --
Distributions from net
  long-term capital gains           --            --            --            --
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At September 30, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                        NEW YORK
                                                           NEW YORK     DIVIDEND
                                                              VALUE    ADVANTAGE
                                                              (NNY)        (NAN)
--------------------------------------------------------------------------------
Expiration year:
   2008                                                    $379,371   $  453,530
   2009                                                     120,870    1,678,473
--------------------------------------------------------------------------------
Total                                                      $500,241   $2,132,003
================================================================================


The following Funds have elected to defer net realized losses from investments incurred from November 1, 2002 through September 30, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following fiscal year.

                                                                        NEW YORK
                                                           NEW YORK     DIVIDEND
                                                              VALUE    ADVANTAGE
                                                              (NNY)        (NAN)
--------------------------------------------------------------------------------
                                                         $1,709,060      $30,481
================================================================================


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under New York Value's (NNY) investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), the Fund pays an annual management fee, payable monthly, of .35% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under New York Performance Plus's (NNP) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of the Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under New York Dividend Advantage's (NAN) and New York Dividend Advantage 2's
(NXK) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first ten years of New York Dividend Advantage's (NAN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                         YEAR ENDING
JULY 31,                                            JULY 31,
--------------------------------------------------------------------------------
1999*                     .30%                           2005               .25%
2000                      .30                            2006               .20
2001                      .30                            2007               .15
2002                      .30                            2008               .10
2003                      .30                            2009               .05
2004                      .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage (NAN) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of New York Dividend Advantage 2's (NXK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                         YEAR ENDING
MARCH 31,                                           MARCH 31,
--------------------------------------------------------------------------------
2001*                     .30%                           2007               .25%
2002                      .30                            2008               .20
2003                      .30                            2009               .15
2004                      .30                            2010               .10
2005                      .30                            2011               .05
2006                      .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

Notes to
       FINANCIAL STATEMENTS (continued)



6. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on November 3, 2003, to shareholders of record on October 15, 2003, as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                    VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                    (NNY)        (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Dividend per share                 $.0375       $.0845       $.0825       $.0795
================================================================================

Financial
        HIGHLIGHTS

                           Financial
                                  HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                          Investment Operations                              Less Distributions
                                    -----------------------------------------------------------------  -----------------------------
                                                               Distributions   Distributions
                                                                    from Net            from             From Net
                         Beginning                       Net      Investment         Capital           Investment   Capital
                            Common                 Realized/       Income to        Gains to            Income to  Gains to
                             Share         Net    Unrealized       Preferred       Preferred               Common    Common
                         Net Asset  Investment    Investment          Share-          Share-               Share-    Share-
                             Value      Income   Gain (Loss)         holders+        holders+   Total     holders   holders   Total
====================================================================================================================================
NEW YORK VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                        $10.16       $ .44        $ (.19)           $N/A            $N/A    $ .25      $ (.46)      $--  $ (.46)
2002                          9.86         .47           .32             N/A             N/A      .79        (.49)       --    (.49)
2001                          9.51         .50           .36             N/A             N/A      .86        (.51)       --    (.51)
2000                          9.53         .52          (.03)            N/A             N/A      .49        (.51)       --    (.51)
1999                         10.39         .51          (.76)            N/A             N/A     (.25)       (.51)     (.10)   (.61)

NEW YORK PERFORMANCE
PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                         17.11        1.10          (.34)           (.06)           (.02)     .68        (.99)     (.23)  (1.22)
2002                         15.95        1.13          1.07            (.11)             --     2.09        (.93)       --    (.93)
2001                         14.67        1.16          1.26            (.26)             --     2.16        (.88)       --    (.88)
2000                         14.65        1.23           .12            (.30)           (.02)    1.03        (.95)     (.06)  (1.01)
1999                         16.24        1.24         (1.56)           (.22)             --     (.54)      (1.03)       --   (1.03)

NEW YORK DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                         15.85        1.07          (.24)           (.07)             --      .76        (.95)       --    (.95)
2002                         14.86        1.07           .89            (.11)             --     1.85        (.86)       --    (.86)
2001                         13.42        1.08          1.40            (.24)             --     2.24        (.80)       --    (.80)
2000                         13.27        1.08           .18            (.29)             --      .97        (.82)       --    (.82)
1999(a)                      14.33         .27          (.95)           (.05)             --     (.73)       (.21)       --    (.21)

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                         15.62        1.04          (.18)           (.07)           (.01)     .78        (.91)     (.06)   (.97)
2002                         14.55        1.04           .99            (.11)             --     1.92        (.85)       --    (.85)
2001(b)                      14.33         .44           .33            (.07)             --      .70        (.35)       --    (.35)
====================================================================================================================================

                                                                 Total Returns
                                                               -----------------
                                                                           Based
                            Offering                                          on
                           Costs and       Ending                         Common
                           Preferred       Common                Based     Share
                               Share        Share     Ending        on       Net
                        Underwriting    Net Asset     Market    Market     Asset
                           Discounts        Value      Value     Value**   Value**
==================================================================================
NEW YORK VALUE (NNY)
----------------------------------------------------------------------------------
Year Ended 9/30:
2003                             $--       $ 9.95   $ 9.1100      1.65%     2.59%
2002                              --        10.16     9.4200      4.55      8.26
2001                              --         9.86     9.4900     14.66      9.23
2000                              --         9.51     8.7500      6.17      5.29
1999                              --         9.53     8.7500     (8.04)    (2.58)

NEW YORK PERFORMANCE
PLUS (NNP)
----------------------------------------------------------------------------------
Year Ended 9/30:
2003                              --        16.57    15.6600      1.88      4.25
2002                              --        17.11    16.6000     14.44     13.65
2001                              --        15.95    15.3900     15.56     15.01
2000                              --        14.67    14.1250      (.71)     7.45
1999                            (.02)       14.65    15.3125     (8.25)    (3.65)

NEW YORK DIVIDEND
ADVANTAGE (NAN)
----------------------------------------------------------------------------------
Year Ended 9/30:
2003                              --        15.66    15.0900      3.86      5.04
2002                              --        15.85    15.4700     13.57     12.95
2001                              --        14.86    14.4400     24.06     16.98
2000                              --        13.42    12.3125     (8.62)     7.82
1999(a)                         (.12)       13.27    14.3750     (2.76)    (5.93)

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
----------------------------------------------------------------------------------
Year Ended 9/30:
2003                             .01        15.44    14.5500      5.35      5.39
2002                              --        15.62    14.7800      8.48     13.67
2001(b)                         (.13)       14.55    14.4600     (1.29)     4.02
==================================================================================
                                                          Ratios/Supplemental Data
                         ------------------------------------------------------------------------------------------
                                       Before Credit/Reimbursement      After Credit/Reimbursement***
                                       ---------------------------      -----------------------------
                                                      Ratio of Net                     Ratio of Net
                                          Ratio of      Investment        Ratio of       Investment
                              Ending      Expenses       Income to        Expenses        Income to
                                 Net    to Average         Average      to Average          Average
                              Assets    Net Assets      Net Assets      Net Assets       Net Assets
                          Applicable    Applicable      Applicable      Applicable       Applicable      Portfolio
                           to Common     to Common       to Common       to Common        to Common       Turnover
                         Shares (000)       Shares++        Shares++        Shares++         Shares++         Rate
===================================================================================================================
NEW YORK VALUE (NNY)
-------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                        $150,418           .88%           4.37%            .87%            4.38%            10%
2002                         153,580           .79            4.76             .78             4.76             11
2001                         149,138           .76            5.13             .74             5.15             23
2000                         143,843           .74            5.52             .73             5.53             33
1999                         144,079           .74            5.10             .74             5.10             19

NEW YORK PERFORMANCE
PLUS (NNP)
-------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                         247,777          1.22            6.67            1.21             6.67             14
2002                         255,890          1.24            7.08            1.23             7.09             19
2001                         238,599          1.29            7.47            1.28             7.49             19
2000                         219,427          1.29            8.61            1.27             8.63             44
1999                         218,751          1.20            7.89            1.19             7.90             22

NEW YORK DIVIDEND
ADVANTAGE (NAN)
-------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                         143,886          1.19            6.50             .74             6.95              8
2002                         145,599          1.21            6.76             .75             7.22             11
2001                         136,441          1.25            7.01             .78             7.49             18
2000                         123,171          1.31            7.89             .79             8.42             19
1999(a)                      121,801          1.10*           5.36*            .65*            5.81*            25

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
-------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                          99,701          1.19            6.41             .75             6.85              8
2002                         100,886          1.21            6.69             .74             7.16             16
2001(b)                       93,965          1.12*           5.63*            .69*            6.06*            11
===================================================================================================================
                            Preferred Shares at End of Period
                         ---------------------------------------
                           Aggregate   Liquidation
                              Amount     and Market        Asset
                         Outstanding          Value     Coverage
                                (000)     Per Share    Per Share
================================================================
NEW YORK VALUE (NNY)
----------------------------------------------------------------
Year Ended 9/30:
2003                         $   N/A         $  N/A      $   N/A
2002                             N/A            N/A          N/A
2001                             N/A            N/A          N/A
2000                             N/A            N/A          N/A
1999                             N/A            N/A          N/A

NEW YORK PERFORMANCE
PLUS (NNP)
----------------------------------------------------------------
Year Ended 9/30:
2003                         124,300         25,000       74,834
2002                         124,300         25,000       76,466
2001                         124,300         25,000       72,988
2000                         124,300         25,000       69,132
1999                         124,300         25,000       68,997

NEW YORK DIVIDEND
ADVANTAGE (NAN)
----------------------------------------------------------------
Year Ended 9/30:
2003                          69,000         25,000       77,133
2002                          69,000         25,000       77,753
2001                          69,000         25,000       74,435
2000                          69,000         25,000       69,627
1999(a)                       69,000         25,000       69,131

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
----------------------------------------------------------------
Year Ended 9/30:
2003                          47,000         25,000       78,033
2002                          47,000         25,000       78,663
2001(b)                       47,000         25,000       74,981
================================================================

N/A  Fund is not authorized to issue Preferred shares.
*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares, where applicable.
(a)  For the period May 26, 1999 (commencement of operations) through September
     30,1999.
(b)  For the period March 28, 2001 (commencement of operations) through
     September 30, 2001.

                                 See accompanying notes to financial statements.

                                  42-43 SPREAD


Directors/Trustees
        AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/ Trustees of the Funds. The number of directors/trustees of the Funds is currently set at eight. None of the directors/trustees who are not "interested" persons of the Funds has ever been a director/trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors/trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         BY DIRECTOR/
AND ADDRESS                  WITH THE FUNDS        APPOINTED(2)   DURING PAST 5 YEARS                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)  Chairman of the       1994           Chairman and Director (since 1996) of Nuveen             141
3/28/49                      Board and                            Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive          Director/Trustee                     Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since 1997)
                                                                  of Nuveen Asset Management, Inc.; Director (since 1996)
                                                                  of Institutional Capital Corporation; Chairman and
                                                                  Director (since 1999) of Rittenhouse Asset Management,
                                                                  Inc.; Chairman of Nuveen Investments Advisers Inc.
                                                                  (since 2002).

DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett           Director/Trustee      2001           Private Investor; previously, President and Chief        141
10/16/46                                                          Executive Officer, Draper & Kramer, Inc., a private
333 W. Wacker Drive                                               company that handles mortgage banking, real estate
Chicago, IL 60606                                                 development, pension advisory and real estate management
                                                                  Prior thereto, Executive Vice President and Chief Credit
                                                                  Officer of First Chicago Corporation and its principal
                                                                  subsidiary, The First National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner            Director/Trustee      1997           Private Investor and Management Consultant.              140
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown            Director/Trustee      1993           Retired (since 1989) as Senior Vice President of The     140
7/29/34                                                           Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                               Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri         Director/Trustee      1994           Retired, formerly, Executive Director (since 1998)       140
1/26/33                                                           of Manitoga/The Russel Wright Design Center; prior
333 W. Wacker Drive                                               thereto, President and Chief Executive Officer of
Chicago, IL 60606                                                 Blanton-Peale Institute (since 1990); prior thereto,
                                                                  Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers              Director/Trustee      1991           Adjunct Professor of Business and Economics, University  140
4/3/33                                                            of Dubuque, Iowa; formerly (1991-2000) Adjunct
333 W. Wacker Drive                                               Professor, Lake Forest Graduate School of Management,
Chicago, IL 60606                                                 Lake Forest, Illinois; prior thereto, Executive
                                                                  Director, Towers Perrin Australia, a management
                                                                  consulting firm; Chartered Financial Analyst;
                                                                  Certified Management Consultant; Director, Executive
                                                                  Service Corps of Chicago, a not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider         Director/Trustee      1997           Senior Partner and Chief Operating Officer,              140
9/24/44                                                           Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                               Miller-Valentine Realty, a construction company; Chair,
Chicago, IL 60606                                                 MiamiValley Hospital; Chair, Dayton Development
                                                                  Coalition; formerly, Member, Community Advisory Board,
                                                                  National City Bank, Dayton, Ohio and Business Advisory
                                                                  Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale          Director/Trustee      1997           Executive Director, Gaylord and Dorothy Donnelley        140
12/29/47                                                          Foundation (since 1994); prior thereto, Executive
333 W. Wacker Drive                                               Director, Great Lakes Protection Fund (from 1990
Chicago, IL 60606                                                 to 1994).


                                       44

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief                 1988           Managing Director (since 2002), Assistant Secretary      141
9/9/56                       Administrative                       and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive          Officer                              and Assistant General Counsel of Nuveen Investments,
Chicago, IL 60606                                                 LLC; Managing Director (since 2002), General Counsel and
                                                                  Assistant Secretary, formerly, Vice President of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Managing Director (since 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly, Vice President
                                                                  (since 2000), of Nuveen Asset Management, Inc.;
                                                                  Assistant Secretary of Nuveen Investments, Inc.
                                                                  (since 1994); Assistant Secretary of NWQ Investment
                                                                  Management Company, LLC (since 2002); Vice President
                                                                  and Assistant Secretary of Nuveen Investments Advisers
                                                                  Inc. (since 2002); Managing Director, Associate General
                                                                  Counsel and Assistant Secretary of Rittenhouse Asset
                                                                  Management, Inc. (since May 2003); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President        2000           Vice President (since 2002), formerly, Assistant         141
2/3/66                       and Assistant                        Vice President (since 2000), previously, Associate of
333 W. Wacker Drive          Secretary                            Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan              Vice President        1999           Vice President (since 2002), formerly, Assistant         127
11/10/66                                                          Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager of Flagship Financial
Chicago, IL 60606                                                 Inc.; Chartered Financial Analyst and Certified
                                                                  Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President        1999           Vice President of Nuveen Investments, LLC (since 1999),  141
11/28/67                     and Treasurer                        prior thereto, Assistant Vice President (since 1997);
333 W. Wacker Drive                                               Vice President and Treasurer of Nuveen Investments, Inc.
Chicago, IL 60606                                                 (since 1999); Vice President and Treasurer of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional Advisory
                                                                  Corp. (since 1999); Vice President and Treasurer
                                                                  of Nuveen Asset Management, Inc. (since 2002) and
                                                                  of Nuveen Investments Advisers Inc. (since 2002);
                                                                  Assistant Treasurer of NWQ Investment Management
                                                                  Company, LLC (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto             Vice President        2001           Vice President of Nuveen Advisory Corp. (since 2001);    141
9/8/54                                                            previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                               Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 2002); prior
                                                                  thereto, Assistant Vice President of Van Kampen
                                                                  Investment Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger           Vice President        2000           Vice President (since 2002) and Assistant General        141
9/24/64                      and Secretary                        Counsel (since 1998); formerly, Assistant Vice
333 W. Wacker Drive                                               President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Vice President (since 2002) and Assistant Secretary
                                                                  (since 1998), formerly Assistant Vice President
                                                                  of Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.


                                       45


Directors/Trustees
        AND OFFICERS (CONTINUED)

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson            Vice President        1998           Vice President of Nuveen Investments, LLC; Vice          141
10/24/45                                                          President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President        1995           Managing Director (since 2002) of Nuveen Investments,    141
3/2/64                                                            LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                               President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 1995); Managing
                                                                  Director of Nuveen Asset Management, Inc. (since 2001);
                                                                  Vice President of Nuveen Investment Advisers Inc.
                                                                  (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President        1998           Vice President (since 1993) and Funds Controller         141
5/31/54                      and Controller                       (since 1998) of Nuveen Investments, LLC and Vice
333 W. Wacker Drive                                               President and Funds Controller (since 1998) of Nuveen
Chicago, IL 60606                                                 Investments, Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell            Vice President        1988           Vice President of Nuveen Advisory Corp.;                 127
7/5/55                                                            Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa              Vice President        1990           Vice President of Nuveen Advisory Corp.                  127
8/21/57
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President        2000           Vice President (since 2000) of Nuveen Investments, LLC,  141
3/22/63                                                           previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                               thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                                 Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President        2002           Vice President (since 1999), previously, Assistant Vice  141
8/27/61                                                           President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President        1988           Vice President, Assistant Secretary and Assistant        141
7/27/51                      and Assistant                        General Counsel of Nuveen Investments, LLC; Vice
333 W. Wacker Drive          Secretary                            President and Assistant Secretary of Nuveen Advisory
Chicago, IL 60606                                                 Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Assistant Secretary of Nuveen Investments, Inc.
                                                                  and (since 1997) Nuveen Asset Management, Inc.;
                                                                  Vice President (since 2000), Assistant Secretary
                                                                  and Assistant General Counsel (since 1998) of
                                                                  Rittenhouse Asset Management, Inc.; Vice President and
                                                                  Assistant Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Assistant Secretary of NWQ Investment
                                                                  Management Company, LLC (since 2002).


                                       46

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
John V. Miller               Vice President        2003           Vice President (since 2003), previously, Assistant       127
4/10/67                                                           Vice President (since 1999), prior thereto, credit
333 W. Wacker Drive                                               analyst (since 1996) of Nuveen Advisory Corp.;
Chicago, IL 60606                                                 Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV          Vice President        1996           Managing Director (since 2002) of Nuveen Investments,    141
7/7/65                                                            LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                               President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.; Managing
                                                                  Director of Nuveen Asset Management, Inc. (since
                                                                  1999). Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy      Vice President        1999           Vice President (since 2002), formerly, Assistant         127
9/4/60                                                            Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding           Vice President        1982           Vice President of Nuveen Advisory Corp. and Nuveen       127
7/31/51                                                           Institutional Advisory Corp.; Chartered Financial
333 W. Wacker Drive                                               Analyst.
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Directors/Trustees serve a one-year term until his/her successor is elected.
    The year first elected or appointed represents the year in which the Directors/Trustees was first elected or appointed to any fund in the Nuveen
    Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Build Your Wealth
       AUTOMATICALLY

SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows each Fund, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock, where applicable, in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the year ended September 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
           FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

Distributed by

NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     EAN-A-0903D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 9, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: December 9, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: December 9, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.